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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

GALAPAGOS PARTNERS SELECT EQUITY FUND (GPSIX) Semi-Annual Report May 31, 2016 (Unaudited)

GALAPAGOS PARTNERS SELECT EQUITY FUND
LETTER TO SHAREHOLDERS	June 15, 2016

Dear Fellow Galapagos Partners Select Equity Fund Shareholder:

I am pleased to report on our performance and investment outlook for the fiscal period ended May 31, 2016.

PERFORMANCE SUMMARY

From inception on December 30, 2014 through May 31, 2016, the Galapagos Partners Select Equity Fund (the “Fund”) delivered a return of -10.30% versus a benchmark return of +0.01% for the Russell 3000 Index (the “Russell”) and +3.92% for the S&P 500 TR Index (the S&P 500). For the six months ended May 31, 2016, the Fund delivered a return of -7.05% versus a benchmark return of +1.29% for the Russell and +1.93% for the S&P 500. The Fund’s underperformance for the six month period is largely due to an overweight energy allocation during the oil bear market, however some of that underperformance has been made up recently with oil prices rising.

GALAPAGOS PARTNERS’ PHILOSOPHY

The Fund seeks to outperform its benchmark by targeting investments that include a number of firms whose share prices might be influenced by high insider buying, spun-off divisions, reduced float, and activist shareholders, as well as by focusing on firms with strong valuations or growth potential, such as those companies exhibiting strong free cash flow and/or dividend growth. This is the adviser’s long-term thesis. Additionally, we will rotate into sectors or countries across the globe depending upon the adviser’s perceived opportunities.

INVESTMENT ENVIRONMENT

There is a large difference in opinion in the economy amongst analysts. The Federal Reserve (the “Fed”) believes that the economy is strong enough for one or two rate hikes in 2016, down from their projection of four at the beginning of the year. However, the Fed fund futures market is projecting less than a 50% chance of a single rate hike this year.

The Fed is stuck in a cycle that will make it difficult for them to raise rates. The issue is that as the Fed becomes more hawkish, investors grow concerned with a stronger dollar and tightening conditions. This inevitably leads to an equity pullback where the Fed has to calm investors down by being more accommodative. The more dovish positioning causes the dollar to fall and conditions to ease, with equities usually rallying as a result. The cycle then repeats itself.

It is unclear which direction the market will head at this point. Folks who are bearish have many arguments including elevated stock market valuations, several quarters of declining earnings, Brexit, increasing debt around the world along with negative interest rates, companies buying back their stock instead of reinvesting or paying down debt,

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etc. Folks who are bullish can point to the lack of attractive alternatives due to interest rates levels, oil prices stabilizing, earnings expecting to improve in the back half of the year, high inflation tail risk, and the level of bearishness currently in the market usually being a contrarian indicator.

PERFORMANCE DISCUSSION

The Fund performed below expectations for the six-month period ended May 31, 2016 but has been doing better recently. The underperformance occurred in late 2015 and during the beginning of 2016 as the price of oil collapsed. The Fund was overweight energy at the time, which hurt performance but we think the Fund’s positioning will pay off in the long term as oil prices recover. The Fund underperformed its benchmarks during the period as the Fund was down 7.05% compared to +1.29% for the Russell and +1.93% for the S&P 500.

The Fund’s biggest winners and losers based on contribution to return were mostly in the energy space. The biggest winner for the Fund over this timeframe was Energy Transfer Partners (ETP). We saw ETP as a quality name that was oversold and took advantage. It was bought for just under $20 and sold for almost $29 a few weeks later. ETP was a short term trade because we already had a large allocation to Energy Transfer Equity (ETE), which is the parent company of ETP and has the potential for larger price appreciation. The other biggest winners were Enterprise Product Partners (EPD) and Great Western Bancorp (GWB). EPD is another energy name that benefitted from the upturn in oil prices and having a strong balance sheet. GWB is a well-managed regional bank that has been making all-time highs after declining with the rest of the bank sector at the start of the year.

The Fund’s biggest losers for the period were Kinder Morgan (KMI), Energy Transfer Equity (ETE), and Palo Alto Networks (PANW). KMI and ETE suffered as energy prices collapsed. We sold the Fund’s position in KMI after management cut its dividend by 75%. We remain invested in ETE as we believe there is still large upside, however we have reduced the size of this position as there is still risk with the Williams merger and it is 200% off its low. PANW is a high growth company but its growth expectations have recently suffered. We sold the Fund’s position due to the changed outlook and because it is a high beta stock that will suffer if there is a big downturn.

Given the Fund’s portfolio characteristics, we are confident that the Fund owns better companies, on average, than the market. The portfolio characteristics are shown below:

*	Bench represents the S&P 500 in the table above

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INVESTMENT OUTLOOK

It is unclear which direction the market will head at this point, but we continue to believe that our focus on selecting a portfolio with superior valuation metrics will lead to shareholder value over the long-term.

Sincerely,

Stephen Lack

Managing Partner/Chief Investment Officer
Galapagos Partners L.P.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-800-592-7722.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus, please visit our website at www.apexcmfund.com or call 1-800-592-7722 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Galapagos Partners Select Equity Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. For a complete list of securities held by the Fund as of May 31, 2016, please see the Schedule of Investments section of the Semi-Annual Report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

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GALAPAGOS PARTNERS SELECT EQUITY FUND
PORTFOLIO INFORMATION
May 31, 2016 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Enterprise Products Partners, L.P.	7.1%
Alerian MLP ETF	3.8%
Great Western Bancorp, Inc.	2.9%
Boeing Company (The)	2.8%
CGI Group, Inc. - Class A	2.7%
Star Gas Partners, L.P.	2.6%
F5 Networks, Inc.	2.4%
RMR Group, Inc. (The) - Class A	2.4%
Lincoln National Corporation	2.3%
Energy Transfer Equity, L.P.	2.3%

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GALAPAGOS PARTNERS SELECT EQUITY FUND SCHEDULE OF INVESTMENTS May 31, 2016 (Unaudited)
COMMON STOCKS — 79.8%	Shares	Value
Consumer Discretionary — 6.1%
Auto Components — 2.1%
Lear Corporation	571	$67,812

Automobiles — 2.0%
General Motors Company	2,063	64,531

Multi-line Retail — 2.0%
Target Corporation	927	63,759

Consumer Staples — 2.0%
Food & Staples Retailing — 2.0%
Wal-Mart Stores, Inc.	902	63,844

Energy — 13.5%
Energy Equipment & Services — 0.1%
SAExploration Holdings, Inc. (a)	4,006	2,283

Oil, Gas & Consumable Fuels — 13.4%
Diamondback Energy, Inc. (a)	713	64,847
Energy Transfer Equity, L.P.	5,786	73,135
Enterprise Products Partners, L.P.	8,185	227,216
Valero Energy Corporation	1,184	64,765
		429,963
Financials — 19.9%
Banks — 6.8%
Great Western Bancorp, Inc.	2,744	93,351
JPMorgan Chase & Company	991	64,683
Sierra Bancorp	3,530	60,963
		218,997
Insurance — 6.3%
AmTrust Financial Services, Inc.	2,414	64,019
Lincoln National Corporation	1,619	74,231
Prudential Financial, Inc.	811	64,272
		202,522
Real Estate Investment Trusts (REITs) — 4.5%
Ares Commercial Real Estate Corporation	5,761	69,017
RMR Group, Inc. (The) - Class A	2,571	76,204
		145,221

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GALAPAGOS PARTNERS SELECT EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 79.8% (Continued)	Shares	Value
Financials — 19.9% (Continued)
Thrifts & Mortgage Finance — 2.3%
Essent Group Ltd. (a)	3,273	$71,548

Health Care — 14.9%
Biotechnology — 3.9%
Gilead Sciences, Inc.	747	65,034
United Therapeutics Corporation (a)	517	61,559
		126,593
Health Care Providers & Services — 4.4%
Cigna Corporation	537	68,795
McKesson Corporation	393	71,974
		140,769
Life Sciences Tools & Services — 4.4%
ICON plc (a)	1,024	72,130
INC Research Holdings, Inc. - Class A (a)	1,570	68,311
		140,441
Pharmaceuticals — 2.2%
Taro Pharmaceutical Industries Ltd. (a)	494	72,183

Industrials — 7.7%
Aerospace & Defense — 7.2%
Boeing Company (The)	717	90,449
Huntington Ingalls Industries, Inc.	464	71,182
Spirit AeroSystems Holdings, Inc. - Class A (a)	1,487	69,562
		231,193
Marine — 0.5%
Pangaea Logistics Solutions Ltd. (a)	6,700	15,343

Information Technology — 11.0%
Communications Equipment — 2.4%
F5 Networks, Inc. (a)	699	77,030

IT Services — 2.7%
CGI Group, Inc. - Class A (a)	1,838	85,982

Software — 5.9%
Check Point Software Technologies Ltd. (a)	744	63,218
CyberArk Software Ltd. (a)	1,415	64,269
FireEye, Inc. (a)	3,993	63,569
		191,056

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GALAPAGOS PARTNERS SELECT EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 79.8% (Continued)	Shares	Value
Materials — 2.1%
Chemicals — 2.1%
Trinseo S.A. (a)	1,412	$66,491

Utilities — 2.6%
Gas Utilities — 2.6%
Star Gas Partners, L.P.	9,831	84,448

Total Common Stocks (Cost $2,505,659)		$2,562,009

EXCHANGE-TRADED FUNDS — 3.8%	Shares	Value
Energy — 3.8%
Alerian MLP ETF (Cost $120,777)	9,915	$121,062

MONEY MARKET FUNDS — 26.1%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.24% (b) (Cost $839,594)	839,594	$839,594

Total Investments at Value — 109.7% (Cost $3,466,030)		$3,522,665

Liabilities in Excess of Other Assets — (9.7%)		(310,069)

Net Assets — 100.0%		$3,212,596

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2016.
See accompanying notes to financial statements.

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GALAPAGOS PARTNERS SELECT EQUITY FUND STATEMENT OF ASSETS AND LIABILITIES May 31, 2016 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$3,466,030
At value (Note 2)	$3,522,665
Dividends receivable	1,719
Receivable from Adviser (Note 4)	8,827
Other assets	8,570
Total assets	3,541,781

LIABILITIES
Payable for investment securities purchased	319,832
Payable to administrator (Note 4)	6,530
Other accrued expenses	2,823
Total liabilities	329,185

NET ASSETS	$3,212,596

NET ASSETS CONSIST OF:
Paid-in capital	$3,864,967
Accumulated net investment income	34,925
Accumulated net realized losses from security transactions	(743,931)
Net unrealized appreciation on investments	56,635
NET ASSETS	$3,212,596

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	358,024

Net asset value, offering price and redemption price per share (Note 2)	$8.97

See accompanying notes to financial statements.

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GALAPAGOS PARTNERS SELECT EQUITY FUND STATEMENT OF OPERATIONS For the Six Months Ended May 31, 2016 (Unaudited)
INVESTMENT INCOME
Dividend income	$47,473

EXPENSES
Investment advisory fees (Note 4)	21,139
Professional fees	16,060
Fund accounting fees (Note 4)	13,176
Administration fees (Note 4)	13,000
Compliance fees (Note 4)	6,000
Transfer agent fees (Note 4)	6,000
Trustees' fees and expenses (Note 4)	5,597
Registration and filing fees	4,146
Custody and bank service fees	3,651
Printing of shareholder reports	2,992
Insurance expense	2,060
Postage and supplies	1,441
Other expenses	3,524
Total expenses	98,786
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(73,419)
Net expenses	25,367

NET INVESTMENT INCOME	22,106

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from security transactions	(260,867)
Net change in unrealized appreciation (depreciation) on investments	(84,027)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(344,894)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(322,788)

See accompanying notes to financial statements.

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GALAPAGOS PARTNERS SELECT EQUITY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended May 31, 2016 (Unaudited)	Period Ended November 30, 2015 (a)
FROM OPERATIONS
Net investment income	$22,106	$8,525
Net realized losses from security transactions	(260,867)	(484,299)
Net change in unrealized appreciation (depreciation) on investments	(84,027)	140,662
Net decrease in net assets resulting from operations	(322,788)	(335,112)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	31,237	5,036,117
Payments for shares redeemed	(653,003)	(543,855)
Net increase (decrease) in net assets resulting from capital share transactions	(621,766)	4,492,262

TOTAL INCREASE (DECREASE) IN NET ASSETS	(944,554)	4,157,150

NET ASSETS
Beginning of period	4,157,150	—
End of period	$3,212,596	$4,157,150

ACCUMULATED NET INVESTMENT INCOME	$34,925	$12,819

CAPITAL SHARE ACTIVITY
Shares sold	3,668	488,198
Shares redeemed	(76,294)	(57,548)
Net increase (decrease) in shares outstanding	(72,626)	430,650
Shares outstanding at beginning of period	430,650	—
Shares outstanding at end of period	358,024	430,650

(a)	Represents the period from the commencement of operations (December 30, 2014) through November 30, 2015.
See accompanying notes to financial statements.

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GALAPAGOS PARTNERS SELECT EQUITY FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended May 31, 2016 (Unaudited)		Period Ended November 30, 2015 (a)
Net asset value at beginning of period	$9.65		$10.00

Income (loss) from investment operations:
Net investment income	0.07		0.02
Net realized and unrealized losses on investments	(0.75)		(0.37)
Total from investment operations	(0.68)		(0.35)

Net asset value at end of period	$8.97		$9.65

Total return (b)	(7.05%	)(c)	(3.50%	)(c)

Net assets at end of period (000's)	$3,213		$4,157

Ratios/supplementary data:
Ratio of total expenses to average net assets (e)	5.85	%(d)	6.82	%(d)

Ratio of net expenses to average net assets (e) (f)	1.50	%(d)	1.50	%(d)

Ratio of net investment income to average net assets (e) (f) (g)	1.31	%(d)	0.38	%(d)

Portfolio turnover rate	149	%(c)	1,244	%(c)

(a)	Represents the period from the commencement of operations (December 30, 2014) through November 30, 2015.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratios do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(f)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).
(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
See accompanying notes to financial statements.

11

GALAPAGOS PARTNERS SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

1. Organization

Galapagos Partners Select Equity Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on December 30, 2014.

The investment objective of the Fund is capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

12

GALAPAGOS PARTNERS SELECT EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2016:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$2,562,009	$—	$—	$2,562,009
Exchange-Traded Funds	121,062	—	—	121,062
Money Market Funds	839,594	—	—	839,594
Total	$3,522,665	$—	$—	$3,522,665

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of May 31, 2016, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

13

GALAPAGOS PARTNERS SELECT EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income and net realized capital gains at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no distributions paid to shareholders during the periods ended May31, 2016 and November 30, 2015.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2016:

Tax cost of portfolio investments	$3,462,371
Gross unrealized appreciation	$136,920
Gross unrealized depreciation	(76,626)
Net unrealized appreciation on investments	60,294
Accumulated ordinary income	22,106
Other losses	(296,321)
Capital loss carryforward	(438,450)
Accumulated deficit	$(652,371)

14

GALAPAGOS PARTNERS SELECT EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales and the tax treatment of income and capital gains on publicly-traded partnerships held by the Fund.

As of November 30, 2015, the Fund had a short-term capital loss carryforward of $438,450 for federal income tax purposes. This capital loss carryforward, which does not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current year and the tax period ended November 30, 2015 and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended May 31, 2016, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $4,702,309 and $5,604,322, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Galapagos Partners, L.P. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.25% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed, until March 31, 2017, to reduce investment advisory fees and reimburse other operating expenses to limit total annual operating expenses of the Fund (exclusive of brokerage costs, taxes, interest, costs to organize the Fund, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of the Fund’s business and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended) to an amount not exceeding 1.50% of the Fund’s average daily net assets. Accordingly, during the six months ended May 31, 2016, the Adviser did not collect any of its advisory fees and, in addition, reimbursed other operating expenses totaling $52,280.

15

GALAPAGOS PARTNERS SELECT EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to recoupment by the Adviser for a period of three years after such fees and expenses were incurred, provided the recoupments do not cause total annual operating expenses of the Fund to exceed 1.50% of the average daily net assets. As of May 31, 2016, the Adviser may seek recoupment of investment advisory fee reductions and expense reimbursements in the amount of $185,396 no later than the dates stated below:

November 30, 2018	May 31, 2019	Total
$111,977	$73,419	$185,396

The principal executive officer of the Fund is also an officer of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including but not limited to postage, supplies and costs of pricing the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement of travel and other meeting-related expenses. Each Independent Trustee also receives a $500 annual retainer from the Fund. Trustees affiliated with the Adviser or Ultimus are not compensated by the Fund for their services.

PRINCIPAL HOLDERS OF FUND SHARES

As of May 31, 2016, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Charles Schwab & Co., Inc. (for the benefit of its customers)	64%
Lack Holdings, Inc.	14%
Clifford B. Sondock	6%
Birdwood Associates Limited Partner	6%

16

GALAPAGOS PARTNERS SELECT EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Investments in Money Market Mutual Funds

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, the Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. As of May 31, 2016, the Fund had 26.1% of the value of its net assets invested in a single money market mutual fund registered under the 1940 Act. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, the Fund incurs additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except as reflected in the following paragraph.

Effective September 26, 2016 (the “Effective Date”) the Fund will change its name to “Galapagos Partners Select Fund” and remove the following principal investment policy: “Under normal circumstances, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in U.S. and foreign equity securities listed on U.S. stock exchanges.” Therefore on and after the Effective Date the Fund will no longer be required to meet the 80% investment policy.

17

GALAPAGOS PARTNERS SELECT EQUITY FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (December 1, 2015) and held until the end of the period (May 31, 2016).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Comission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

18

GALAPAGOS PARTNERS SELECT EQUITY FUND ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Net Expense Ratio (a)	Expenses Paid During Period (b)
Based on Actual Fund Return	$ 1,000.00	$ 929.50	1.50%	$ 7.24
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,017.50	1.50%	$ 7.57

(a)	Annualized, based on the Fund’s most recent one-half year expenses.
(b)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-592-7722, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-592-7722, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-800-592-7722. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

19

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LYRICAL U.S. VALUE EQUITY FUND

Institutional Class (LYRIX)

Investor Class (LYRBX)

LYRICAL U.S. HEDGED VALUE FUND

Institutional Class (LYRHX)

Investor Class (LYRDX)

Semi-Annual Report

May 31, 2016
(Unaudited)

LYRICAL FUNDS LETTER TO SHAREHOLDERS	June 13, 2016

Dear Fellow Shareholders,

Enclosed is the semi-annual report to shareholders of the Lyrical U.S. Value Equity Fund (the “Value Fund”) and Lyrical U.S. Hedged Value Fund (the “Hedged Value Fund”) (collectively, the “Funds”). On behalf of the Funds and their investment adviser, Lyrical Asset Management LP, I would like to thank you for your investment.

Lyrical U.S. Value Equity Fund

Since its launch on February 4, 2013 through the period ended May 31, 2016, the Value Fund – Institutional Class has produced a cumulative total return of +60.42%, compared to the +50.49% cumulative total return for the S&P 500 Index (the “S&P 500”). For the six months ended May 31, 2016, the Value Fund – Institutional Class produced a total return of -0.60% compared to the total return for the S&P 500 of +1.93%. The Value Fund’s biggest winners for the six month period ended May 31, 2016 were AVGO (+19%), NCR (+14%), and GLW (+13%). The biggest losers were HTZ (-39%), WDC (-24%) and ARRS (-21%). The Value Fund maintains its positions in all of these largest winners and detractors.

In analyzing the Value Fund’s portfolio’s performance attribution, we find it helpful to examine both the investment success rate and any skew in the distribution of returns. Our success rate has been high over the life of the Value Fund, as 77% of the Fund’s investments posted gains, and 63% outperformed the S&P 500. Skew has also been a positive factor, as the Fund’s outperformers have outperformed by 44%, while our underperformers have underperformed by 37%. For the six month period ended May 31, 2016, the Value Fund’s underperformance is explained by a lower success rate, as only 53% of the Fund’s investments posted gains, and only 41% outperformed the S&P 500. For the six month period skew has been a negative factor as the Fund’s outperformers have outperformed by 7%, while our underperformers have underperformed by 12%.

During the life of the Value Fund we have sold fourteen positions, as four companies announced they were being acquired, nine approached our estimates of fair value, and for one we lost conviction in our thesis. For each sale we added a new position from our pipeline of opportunities. We are still finding attractive stock opportunities to add to the portfolio, even as some of our existing positions begin to approach our estimates of fair value.

As of the reporting date, the valuation of the Value Fund’s portfolio is 13.0x next twelve months consensus earnings. The S&P 500 has a valuation of 16.6x on this same basis, a premium of 28%.

Lyrical U.S. Hedged Value Fund

In July 2014, we launched the Hedged Value Fund as a liquid alternatives product that employs a similar long portfolio as the Value Fund. Sector ETF hedges are used on the short side to create a portfolio that aims to maintain net long exposures of 50%. This provides a hedged option for those wishing exposure to the long portfolio but unwilling to accept unhedged equity market exposure.

1

Since its launch on July 14, 2014 through May 31, 2016, the Hedged Value Fund – Institutional Class has produced a cumulative total return of -6.14%, compared to the +10.39% cumulative total return for the S&P 500. For the six months ended May 31, 2016, the Hedged Value Fund – Institutional Class produced a total return of -0.69% compared to the total return for the S&P 500 of +1.93%. In rising equity markets one should expect Hedged Value Fund’s performance to lag that of the S&P 500, as it did for both the above periods, as the Fund’s hedges detract from total return.

Lyrical Asset Management’s Investment Philosophy and Portfolio Construction

As there have been a significant number of new investors since our previous letter to the Funds’ shareholders, we’d like to briefly outline our investment philosophy and portfolio construction approach.

We believe our strategy and approach to investing differentiates us from other investment managers, even those that share a value approach to investing. We are deep value investors and by this we mean that we look to invest in companies that trade significantly below intrinsic value. This separates us from other value managers who focus on relative value or core value approaches and whose portfolio characteristics have higher Price/Earnings, Price/Book and Price/Cash Flow multiples. We assess valuation based on current price relative to long-term normalized earnings, which contrasts us to those that rely on Price/Book or dividend yield. We only invest in what we consider to be quality businesses that we believe should earn good returns on invested capital, and avoid volatile businesses and companies with excessive leverage. Other value investors may consider owning any business regardless of quality if they believe the price is low enough. Lastly, we only invest in businesses we can understand, and avoid those that are excessively complex or require specialized technical knowledge, even though they may appear cheap from a high-level perspective.

We construct our portfolio purely bottom up and without regard to what is or is not contained in a benchmark. We are concerned with concentration risk, and have strict limits on how much capital can be invested in any one position or any one industry. Our long portfolio is constructed to be diversified across approximately 33 positions, giving us exposure to many different types of companies and situations without sacrificing our strict investment standards.

Thank you for your continued trust and interest in Lyrical Asset Management.

Sincerely,

Andrew Wellington
Portfolio Manager

2

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-884-8099.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus please call 1-888-884-8099 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Funds, may be sold at any time, and may no longer be held by the Funds. For a complete list of securities held by the Funds as of May 31, 2016, please see the Schedules of Investments and Schedule of Securities Sold Short sections of the Semi-Annual Report. The opinions of the Funds’ adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Funds and the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

3

LYRICAL U.S. VALUE EQUITY FUND
PORTFOLIO INFORMATION
May 31, 2016 (Unaudited)

Lyrical U.S. Value Equity Fund vs S&P 500® Index
Sector Diversification

Top Ten Equity Holdings

Security Description	% of Net Assets
Broadcom Ltd.	6.4%
Aetna, Inc.	4.9%
Aflac, Inc.	4.7%
Comcast Corporation - Class A	4.6%
Corning, Inc.	4.4%
Johnson Controls, Inc.	4.2%
Anthem, Inc.	4.2%
Eaton Corporation plc	4.2%
Liberty Interactive Corporation QVC Group - Series A	4.1%
EOG Resources, Inc.	4.0%

4

LYRICAL U.S. HEDGED VALUE FUND
PORTFOLIO INFORMATION
May 31, 2016 (Unaudited)

Lyrical U.S. Hedged Value Fund vs S&P 500® Index
Sector Diversification

*

The percentages above for Lyrical U.S. Hedged Value Fund represent the net percentages for the Fund and are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund.

Top Ten Long Positions

Security Description	% of Net Assets
Broadcom Ltd.	8.5%
Aetna, Inc.	5.9%
Comcast Corporation - Class A	5.2%
Aflac, Inc.	5.0%
Anthem, Inc.	4.9%
Corning, Inc.	4.4%
TE Connectivity Ltd.	4.3%
Liberty Interactive Corporation QVC Group - Series A	4.3%
Johnson Controls, Inc.	4.1%
Celanese Corporation - Series A	4.0%

5

LYRICAL U.S. VALUE EQUITY FUND SCHEDULE OF INVESTMENTS May 31, 2016 (Unaudited)
COMMON STOCKS — 99.6%	Shares	Value
Consumer Discretionary — 16.5%
Auto Components — 7.8%
Goodyear Tire & Rubber Company (The)	910,780	$25,474,517
Johnson Controls, Inc.	984,328	43,458,081
Tenneco, Inc. (a)	204,299	10,974,942
		79,907,540
Internet & Catalog Retail — 4.1%
Liberty Interactive Corporation QVC Group - Series A (a)	1,567,535	42,292,094

Media — 4.6%
Comcast Corporation - Class A	756,877	47,910,314

Energy — 10.9%
Energy Equipment & Services — 3.0%
National Oilwell Varco, Inc.	929,787	30,636,482

Oil, Gas & Consumable Fuels — 7.9%
EOG Resources, Inc.	504,560	41,051,002
Suncor Energy, Inc.	1,469,419	40,629,435
		81,680,437
Financials — 19.0%
Capital Markets — 3.8%
Ameriprise Financial, Inc.	388,340	39,482,528

Insurance — 15.2%
Aflac, Inc.	700,437	48,652,354
AmTrust Financial Services, Inc.	562,749	14,924,104
Assurant, Inc.	236,058	20,629,109
Lincoln National Corporation	762,490	34,960,166
Willis Towers Watson plc	287,204	36,767,856
		155,933,589
Health Care — 9.1%
Health Care Providers & Services — 9.1%
Aetna, Inc.	442,960	50,156,361
Anthem, Inc.	326,832	43,194,117
		93,350,478
Industrials — 11.3%
Construction & Engineering — 1.4%
AECOM (a)	459,439	14,752,586

6

LYRICAL U.S. VALUE EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 99.6% (Continued)	Shares	Value
Industrials — 11.3% (Continued)
Electrical Equipment — 4.2%
Eaton Corporation plc	694,132	$42,779,355

Road & Rail — 2.5%
Avis Budget Group, Inc. (a)	355,287	10,658,610
Hertz Global Holdings, Inc. (a)	1,514,877	14,679,158
		25,337,768
Trading Companies & Distributors — 3.2%
AerCap Holdings N.V. (a)	709,541	27,735,958
MRC Global, Inc. (a)	353,817	5,020,663
		32,756,621
Information Technology — 28.2%
Communications Equipment — 1.2%
ARRIS International plc (a)	499,550	12,039,155

Electronic Equipment, Instruments & Components — 8.3%
Corning, Inc.	2,153,743	44,991,691
TE Connectivity Ltd.	682,914	40,974,840
		85,966,531
IT Services — 3.4%
Western Union Company (The)	1,795,413	34,920,783

Semiconductors & Semiconductor Equipment — 7.5%
Broadcom Ltd.	423,746	65,409,433
Microsemi Corporation (a)	336,589	11,386,806
		76,796,239
Software — 3.3%
Symantec Corporation	1,973,017	34,251,575

Technology Hardware, Storage & Peripherals — 4.5%
NCR Corporation (a)	572,816	17,688,558
Western Digital Corporation	606,956	28,247,732
		45,936,290
Materials — 4.6%
Chemicals — 3.6%
Celanese Corporation - Series A	518,279	36,528,304

Containers & Packaging — 1.0%
Owens-Illinois, Inc. (a)	564,093	10,661,358

Total Common Stocks (Cost $982,282,103)		$1,023,920,027

7

LYRICAL U.S. VALUE EQUITY FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 0.5%	Shares	Value
Fidelity Institutional Money Market Portfolio - Class I, 0.33% (b) (Cost $5,549,908)	5,549,908	$5,549,908

Total Investments at Value — 100.1% (Cost $987,832,011)		$1,029,469,935

Liabilities in Excess of Other Assets — (0.1%)		(1,269,700)

Net Assets — 100.0%		$1,028,200,235

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2016.
See accompanying notes to financial statements.

8

LYRICAL U.S. HEDGED VALUE FUND SCHEDULE OF INVESTMENTS May 31, 2016 (Unaudited)
COMMON STOCKS — 103.8%	Shares	Value
Consumer Discretionary — 17.3%
Auto Components — 7.8%
Goodyear Tire & Rubber Company (The) (a)	1,288	$36,025
Johnson Controls, Inc. (a)	1,248	55,099
Tenneco, Inc. (b)	283	15,203
		106,327
Internet & Catalog Retail — 4.3%
Liberty Interactive Corporation QVC Group - Series A (a)(b)	2,156	58,169

Media — 5.2%
Comcast Corporation - Class A (a)	1,110	70,263

Energy — 9.0%
Energy Equipment & Services — 2.1%
National Oilwell Varco, Inc. (a)	871	28,699

Oil, Gas & Consumable Fuels — 6.9%
EOG Resources, Inc. (a)	585	47,596
Suncor Energy, Inc. (a)	1,657	45,816
		93,412
Financials — 19.3%
Capital Markets — 3.8%
Ameriprise Financial, Inc. (a)	509	51,750

Insurance — 15.5%
Aflac, Inc. (a)	989	68,696
AmTrust Financial Services, Inc. (a)	771	20,447
Assurant, Inc. (a)	352	30,761
Lincoln National Corporation	1,021	46,813
Willis Towers Watson plc (a)	346	44,295
		211,012
Health Care — 10.8%
Health Care Providers & Services — 10.8%
Aetna, Inc. (a)	701	79,375
Anthem, Inc. (a)	507	67,005
		146,380
Industrials — 11.4%
Construction & Engineering — 1.4%
AECOM (a)(b)	577	18,528

9

LYRICAL U.S. HEDGED VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 103.8% (Continued)	Shares	Value
Industrials — 11.4% (Continued)
Electrical Equipment — 3.8%
Eaton Corporation plc (a)	842	$51,892

Road & Rail — 2.7%
Avis Budget Group, Inc. (a)(b)	527	15,810
Hertz Global Holdings, Inc. (a)(b)	2,158	20,911
		36,721
Trading Companies & Distributors — 3.5%
AerCap Holdings N.V. (a)(b)	1,052	41,123
MRC Global, Inc. (a)(b)	508	7,208
		48,331
Information Technology — 30.9%
Communications Equipment — 1.2%
ARRIS International plc (b)	703	16,943

Electronic Equipment, Instruments & Components — 8.7%
Corning, Inc. (a)	2,880	60,163
TE Connectivity Ltd. (a)	975	58,500
		118,663
IT Services — 3.8%
Western Union Company (The) (a)	2,662	51,776

Semiconductors & Semiconductor Equipment — 9.7%
Broadcom Ltd. (a)	748	115,461
Microsemi Corporation (b)	466	15,765
		131,226
Software — 3.4%
Symantec Corporation (a)	2,628	45,622

Technology Hardware, Storage & Peripherals — 4.1%
NCR Corporation (b)	836	25,816
Western Digital Corporation (a)	656	30,530
		56,346
Materials — 5.1%
Chemicals — 4.0%
Celanese Corporation - Series A (a)	774	54,551

Containers & Packaging — 1.1%
Owens-Illinois, Inc. (a)(b)	824	15,574

Total Common Stocks (Cost $1,501,414)		$1,412,185

10

LYRICAL U.S. HEDGED VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 0.4%	Shares	Value
Invesco Liquid Assets Portfolio (The) - Institutional Class, 0.44% (c) (Cost $4,681)	4,681	$4,681

Total Investments at Value — 104.2% (Cost $1,506,095)		$1,416,866

Liabilities in Excess of Other Assets (d) — (4.2%)		(56,492)

Net Assets — 100.0%		$1,360,374

(a)	All or a portion of the shares have been committed as collateral for open short positions (Note 2).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of May 31, 2016.
(d)	Includes cash held as margin deposits for open short positions.
See accompanying notes to financial statements.

11

LYRICAL U.S. HEDGED VALUE FUND SCHEDULE OF SECURITIES SOLD SHORT May 31, 2016 (Unaudited)
EXCHANGE-TRADED FUNDS — 50.7%	Shares	Value
Consumer Discretionary Select Sector SPDR® Fund (The)	1,017	$80,587
Energy Select Sector SPDR® Fund (The)	997	66,669
Financial Select Sector SPDR® Fund (The)	5,457	129,386
Health Care Select Sector SPDR® Fund (The)	1,121	79,972
Industrial Select Sector SPDR® Fund (The)	2,615	146,257
Materials Select Sector SPDR® Fund (The)	561	26,333
Technology Select Sector SPDR® Fund (The)	3,622	160,129
Total Securities Sold Short — 50.7% (Proceeds $679,090)		$689,333

See accompanying notes to financial statements.

12

LYRICAL FUNDS STATEMENTS OF ASSETS AND LIABILITIES May 31, 2016 (Unaudited)
	Lyrical U.S. Value Equity Fund	Lyrical U.S. Hedged Value Fund
ASSETS
Investments in securities:
At acquisition cost	$987,832,011	$1,506,095
At value (Note 2)	$1,029,469,935	$1,416,866
Deposits with brokers for securities sold short (Note 2)	—	617,655
Dividends receivable	1,018,288	1,429
Receivable for capital shares sold	600,987	150
Receivable from Adviser (Note 4)	—	15,968
Other assets	49,293	10,655
Total assets	1,031,138,503	2,062,723

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $— and $679,090 respectively)	—	689,333
Payable for capital shares redeemed	1,722,471	—
Payable to Adviser (Note 4)	1,065,471	—
Payable to administrator (Note 4)	84,320	8,010
Accrued distribution fees (Note 4)	20,255	—
Accrued brokerage expense on securities sold short (Note 2)	—	176
Other accrued expenses	45,751	4,830
Total liabilities	2,938,268	702,349

NET ASSETS	$1,028,200,235	$1,360,374

NET ASSETS CONSIST OF:
Paid-in capital	$970,280,826	$1,452,255
Accumulated net investment income (loss)	10,033,973	(557)
Accumulated net realized gains from security transactions	6,247,512	8,148
Net unrealized appreciation (depreciation) on:
Investments	41,637,924	(89,229)
Securities sold short	—	(10,243)
NET ASSETS	$1,028,200,235	$1,360,374

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$969,418,322	$770,673
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	64,081,925	82,822
Net asset value, offering price and redemption price per share (Note 2)	$15.13	$9.31
INVESTOR CLASS
Net assets applicable to Investor Class	$58,781,913	$589,701
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,896,261	63,668
Net asset value, offering price and redemption price per share (Note 2)	$15.09	$9.26

See accompanying notes to financial statements.

13

LYRICAL FUNDS STATEMENTS OF OPERATIONS Six Months Ended May 31, 2016 (Unaudited)
	Lyrical U.S. Value Equity Fund	Lyrical U.S. Hedged Value Fund
INVESTMENT INCOME
Dividend income	$16,671,775	$22,004
Foreign withholding taxes on dividends	(98,625)	(117)
Total investment income	16,573,150	21,887

EXPENSES
Investment advisory fees (Note 4)	5,646,005	10,276
Administration fees (Note 4)	319,349	13,500
Distribution fees - Investor Class (Note 4)	117,857	723
Registration and filing fees	69,009	5,660
Fund accounting fees (Note 4)	53,222	16,567
Custody and bank service fees	50,954	3,329
Transfer agent fees (Note 4)	41,816	12,000
Compliance fees (Note 4)	46,356	6,000
Professional fees	18,611	15,911
Postage and supplies	22,721	2,547
Trustees' fees and expenses (Note 4)	5,597	5,597
Printing of shareholder reports	6,781	2,592
Dividend expense on securities sold short (Note 2)	—	7,474
Insurance expense	2,032	2,032
Prime brokerage expense on securities sold short (Note 2)	—	2,645
Other expenses	6,849	7,636
Total expenses	6,407,159	114,489
Fee reductions and expense reimbursements by Adviser (Note 4)	—	(92,045)
Net expenses	6,407,159	22,444

NET INVESTMENT INCOME (LOSS)	10,165,991	(557)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gains (losses) from:
Investments	9,295,254	12,555
Securities sold short	—	(1,443)
Net change in unrealized appreciation (depreciation) on:
Investments	26,713,051	(28,911)
Securities sold short	—	4,470
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND SECURITIES SOLD SHORT	36,008,305	(13,329)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,174,296	$(13,886)

See accompanying notes to financial statements.

14

LYRICAL U.S. VALUE EQUITY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015
FROM OPERATIONS
Net investment income	$10,165,991	$1,440,862
Net realized gains from security transactions	9,295,254	12,579,532
Net change in unrealized appreciation (depreciation) on investments	26,713,051	(31,320,202)
Net increase (decrease) in net assets resulting from operations	46,174,296	(17,299,808)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income, Institutional Class	(1,403,762)	(168,471)
From net investment income, Investor Class	(6,340)	—
From net realized gains, Institutional Class	(14,083,967)	(11,690,275)
From net realized gains, Investor Class	(1,469,251)	(193,318)
Decrease in net assets from distributions to shareholders	(16,963,320)	(12,052,064)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	576,171,995	339,352,309
Net asset value of shares issued in reinvestment of distributions to shareholders	11,534,459	9,377,973
Payments for shares redeemed	(241,620,578)	(282,422,299)
Net increase in Institutional Class net assets from capital share transactions	346,085,876	66,307,983

Investor Class
Proceeds from shares sold	57,442,392	118,329,002
Net asset value of shares issued in reinvestment of distributions to shareholders	1,458,715	181,114
Payments for shares redeemed	(57,954,564)	(59,563,305)
Net increase in Investor Class net assets from capital share transactions	946,543	58,946,811

TOTAL INCREASE IN NET ASSETS	376,243,395	95,902,922

NET ASSETS
Beginning of period	651,956,840	556,053,918
End of period	$1,028,200,235	$651,956,840

ACCUMULATED NET INVESTMENT INCOME	$10,033,973	$1,278,084

See accompanying notes to financial statements.

15

LYRICAL U.S. VALUE EQUITY FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015
CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	42,258,821	21,132,995
Shares issued in reinvestment of distributions to shareholders	750,525	592,967
Shares redeemed	(16,716,439)	(17,510,391)
Net increase in shares outstanding	26,292,907	4,215,571
Shares outstanding at beginning of period	37,789,018	33,573,447
Shares outstanding at end of period	64,081,925	37,789,018

Investor Class
Shares sold	3,797,000	7,202,116
Shares issued in reinvestment of distributions to shareholders	94,924	11,470
Shares redeemed	(3,937,844)	(3,826,599)
Net increase (decrease) in shares outstanding	(45,920)	3,386,987
Shares outstanding at beginning of period	3,942,181	555,194
Shares outstanding at end of period	3,896,261	3,942,181

See accompanying notes to financial statements.

16

LYRICAL U.S. HEDGED VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015
FROM OPERATIONS
Net investment loss	$(557)	$(22,709)
Net realized gains (losses) from:
Investments	12,555	21,575
Securities sold short	(1,443)	(3,393)
Net change in unrealized appreciation (depreciation) on:
Investments	(28,911)	(60,317)
Securities sold short	4,470	2,207
Net decrease in net assets resulting from operations	(13,886)	(62,637)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net realized gains, Institutional Class	(6,246)	(54)
From net realized gains, Investor Class	(4,994)	(57)
Decrease in net assets from distributions to shareholders	(11,240)	(111)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	—	220,000
Net asset value of shares issued in reinvestment of distributions to shareholders	6,087	54
Net increase in Institutional Class net assets from capital share transactions	6,087	220,054

Investor Class
Proceeds from shares sold	12,473	126,747
Net asset value of shares issued in reinvestment of distributions to shareholders	4,784	54
Payments for shares redeemed	(33,274)	(94,359)
Net increase (decrease) in Investor Class net assets from capital share transactions	(16,017)	32,442

TOTAL INCREASE (DECREASE) IN NET ASSETS	(35,056)	189,748

NET ASSETS
Beginning of period	1,395,430	1,205,682
End of period	$1,360,374	$1,395,430

ACCUMULATED NET INVESTMENT LOSS	$(557)	$—

See accompanying notes to financial statements.

17

LYRICAL U.S. HEDGED VALUE FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015
CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	—	21,883
Shares issued in reinvestment of distributions to shareholders	645	6
Net increase in shares outstanding	645	21,889
Shares outstanding at beginning of period	82,177	60,288
Shares outstanding at end of period	82,822	82,177

Investor Class
Shares sold	1,375	12,770
Shares issued in reinvestment of distributions to shareholders	508	6
Shares redeemed	(3,931)	(9,763)
Net increase (decrease) in shares outstanding	(2,048)	3,013
Shares outstanding at beginning of period	65,716	62,703
Shares outstanding at end of period	63,668	65,716

See accompanying notes to financial statements.

18

LYRICAL U.S. VALUE EQUITY FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30, 2015		Year Ended November 30, 2014		Period Ended November 30, 2013 (a)
Net asset value at beginning of period	$15.63		$16.29		$13.78		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.15		0.04		(0.00	)(b)	0.00	(b)
Net realized and unrealized gains (losses) on investments	(0.24)		(0.35)		2.66		3.78
Total from investment operations	(0.09)		(0.31)		2.66		3.78

Less distributions:
Dividends from net investment income	(0.04)		(0.00	)(b)	(0.00	)(b)	—
Distributions from net realized gains	(0.37)		(0.35)		(0.15)		—
Total distributions	(0.41)		(0.35)		(0.15)		—

Net asset value at end of period	$15.13		$15.63		$16.29		$13.78

Total return (c)	(0.60	%)(d)	(1.91%)		19.41%		37.80	%(d)

Net assets at end of period (000's)	$969,418		$590,582		$547,021		$97,948

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.38	%(e)	1.42%		1.45%		1.93	%(e)

Ratio of net expenses to average net assets (f)	1.38	%(e)	1.42%		1.44%		1.45	%(e)

Ratio of net investment income (loss) to average net assets (f)	1.15	%(e)	0.24%		(0.00	%)(g)	0.01	%(e)

Portfolio turnover rate	21	%(d)	21%		20%		26	%(d)

(a)	Represents the period from the commencement of operations (February 4, 2013) through November 30, 2013.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).
(g)	Amount rounds to less than 0.01%.
See accompanying notes to financial statements.

19

LYRICAL U.S. VALUE EQUITY FUND INVESTOR CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30, 2015	Period Ended November 30, 2014 (a)
Net asset value at beginning of period	$15.57		$16.27	$14.68

Income (loss) from investment operations:
Net investment income (loss)	0.22		0.01	(0.01)
Net realized and unrealized gains (losses) on investments	(0.33)		(0.36)	1.60
Total from investment operations	(0.11)		(0.35)	1.59

Less distributions:
Distributions from net investment income	(0.00	)(b)	—	—
Distributions from net realized gains	(0.37)		(0.35)	—
Total distributions	(0.37)		(0.35)	—

Net asset value at end of period	$15.09		$15.57	$16.27

Total return (c)	(0.73	%)(d)	(2.19%)	10.83	%(d)

Net assets at end of period (000's)	$58,782		$61,375	$9,033

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.70	%(e)	1.72%	2.39	%(e)

Ratio of net expenses to average net assets (f)	1.70	%(e)	1.70%	1.70	%(e)

Ratio of net investment income (loss) to average net assets (f)	0.90	%(e)	0.03%	(0.18	%)(e)

Portfolio turnover rate	21	%(d)	21%	20	%(d)(g)

(a)	Represents the period from the commencement of operations (February 24, 2014) through November 30, 2014.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).
(g)	Represents the year ended November 30, 2014.
See accompanying notes to financial statements.

20

LYRICAL U.S. HEDGED VALUE FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30, 2015		Period Ended November 30, 2014 (a)
Net asset value at beginning of period	$9.45		$9.81		$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.00	(b)	(0.13)		(0.04)
Net realized and unrealized losses on investments and securities sold short	(0.06)		(0.23)		(0.15)
Total from investment operations	(0.06)		(0.36)		(0.19)

Less distributions:
Distributions from net realized gains	(0.08)		(0.00	)(b)	—

Net asset value at end of period	$9.31		$9.45		$9.81

Total return (c)	(0.69	%)(d)	(3.66%)		(1.90%	)(d)

Net assets at end of period (000's)	$771		$777		$591

Ratios/supplementary data:
Ratio of total expenses to average net assets	16.89	%(e)	14.76%		16.57	%(e)

Ratio of net expenses to average net assets (f)	3.28	%(e)	3.16%		2.59	%(e)

Ratio of net expenses to average net assets excluding dividend expense (f)	2.15	%(e)	2.27%		1.99	%(e)

Ratio of net expenses to average net assets excluding dividend expense and prime brokerage expense on securities sold short (f)	1.75	%(e)	1.75%		1.75	%(e)

Ratio of net investment income (loss) to average net assets (f)	0.03	%(e)	(1.49%)		(1.15	%)(e)

Portfolio turnover rate	7	%(d)	7%		9	%(d)

(a)	Represents the period from the commencement of operations (July 14, 2014) through November 30, 2014.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

21

LYRICAL U.S. HEDGED VALUE FUND INVESTOR CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Six Months Ended May 31, 2016 (Unaudited)		Year Ended November 30, 2015		Period Ended November 30, 2014 (a)
Net asset value at beginning of period	$9.42		$9.80		$10.00

Loss from investment operations:
Net investment loss	(0.01)		(0.18)		(0.05)
Net realized and unrealized losses on investments and securities sold short	(0.07)		(0.20)		(0.15)
Total from investment operations	(0.08)		(0.38)		(0.20)

Less distributions:
Distributions from net realized gains	(0.08)		(0.00	)(b)	—

Net asset value at end of period	$9.26		$9.42		$9.80

Total return (c)	(0.90	%)(d)	(3.87%)		(2.00	%)(d)

Net assets at end of period (000's)	$590		$619		$614

Ratios/supplementary data:
Ratio of total expenses to average net assets	17.79	%(e)	15.49%		16.95	%(e)

Ratio of net expenses to average net assets (f)	3.53	%(e)	3.41%		2.84	%(e)

Ratio of net expenses to average net assets excluding dividend expense (f)	2.40	%(e)	2.52%		2.24	%(e)

Ratio of net expenses to average net assets excluding dividend expense and prime brokerage expense on securities sold short (f)	2.00	%(e)	2.00%		2.00	%(e)

Ratio of net investment loss to average net assets (f)	(0.13	%)(e)	(1.78%)		(1.38	%)(e)

Portfolio turnover rate	7	%(d)	7%		9	%(d)

(a)	Represents the period from the commencement of operations (July 14, 2014) through November 30, 2014.
(b)	Amount rounds to less than $0.01 per share.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and expense reimbursements (Note 4).
See accompanying notes to financial statements.

22

LYRICAL FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

1. Organization

Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. Lyrical U.S. Value Equity Fund commenced operations on February 4, 2013. Lyrical U.S. Hedged Value Fund commenced operations on July 14, 2014.

The investment objective of each Fund is to seek to achieve long-term capital growth.

Each Fund offers two classes of shares: Institutional Class shares (sold without any sales loads and distribution and/or shareholder service fees and require a $100,000 initial investment) and Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder service fee of up to 0.25% of the average daily net assets attributable to Investor Class shares, and require a $2,500 initial investment). Each share class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

23

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of May 31, 2016:

Lyrical U.S. Value Equity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,023,920,027	$—	$—	$1,023,920,027
Money Market Funds	5,549,908	—	—	5,549,908
Total	$1,029,469,935	$—	$—	$1,029,469,935

Lyrical U.S. Hedged Value Fund	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,412,185	$—	$—	$1,412,185
Money Market Funds	4,681	—	—	4,681
Total	$1,416,866	$—	$—	$1,416,866

Other Financial Instruments
Exchange-Traded Funds - Sold Short	$(689,333)	$—	$—	$(689,333)

Refer to the Funds’ Schedules of Investments and Schedule of Securities Sold Short, as applicable, for a listing of securities by industry type. As of May 31, 2016, the Funds did not have any transfers between Levels. In addition, the Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2016. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

24

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the appropriate country’s rules and tax rates.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Funds distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Funds during the periods ended May 31, 2016 and November 30, 2015 was as follows:

	Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Lyrical U.S. Value Equity Fund -	5/31/2016	$1,403,762	$14,083,967	$15,487,729
Institutional Class	11/30/2015	$7,662,064	$4,196,682	$11,858,746
Lyrical U.S. Value Equity Fund -	5/31/2016	$6,340	$1,469,251	$1,475,591
Investor Class	11/30/2015	$123,919	$69,399	$193,318
Lyrical U.S. Hedged Value Fund -	5/31/2016	$—	$6,246	$6,246
Institutional Class	11/30/2015	$34	$20	$54
Lyrical U.S. Hedged Value Fund -	5/31/2016	$—	$4,994	$4,994
Investor Class	11/30/2015	$36	$21	$57

Short Positions – Lyrical U.S. Hedged Value Fund may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value

25

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

reflected on the Statements of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions. These costs are reported as dividend expense and prime brokerage expense on securities sold short, respectively, in the Statements of Operations. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 (“1940 Act”) to maintain assets consisting of cash, cash equivalents or other liquid securities equal to the market value of the securities sold short. The deposits with brokers for securities sold short are reported on the Statements of Assets and Liabilities. The amount of collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. To the extent Lyrical U.S. Hedged Value Fund invests the proceeds received from selling securities short, the Fund is engaging in a form of leverage. The use of leverage by the Fund may make any change in the Fund’s NAV greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of Lyrical Asset Management LP (the “Adviser”) to accurately anticipate the future value of a security.

The Fund typically takes short positions in shares of exchange-traded funds (“ETFs”), which are subject to additional risks including premium or discount risk (when the market value of an ETF’s shares trade at a premium or discount to the ETF’s NAV) and index-tracking risk.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

26

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2016:

	Lyrical U.S. Value Equity Fund	Lyrical U.S. Hedged Value Fund
Tax cost of portfolio investments	$1,001,026,102	$1,506,095
Gross unrealized appreciation	$107,809,100	$135,016
Gross unrealized depreciation	(79,365,267)	(224,245)
Net unrealized appreciation (depreciation)	28,443,833	(89,229)
Net unrealized depreciation on securities sold short	—	(13,105)
Accumulated ordinary income (loss)	10,033,973	(557)
Other gains	19,441,603	11,010
Distributable earnings (accumulated deficit)	$57,919,409	$(91,881)

As of May 31, 2016, the proceeds of securities sold short on a tax basis is $676,228 for Lyrical U.S. Hedged Value Fund.

The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost of portfolio investments and securities sold short is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions for the current and all open tax periods (periods ended November 30, 2013 through November 30, 2015 for Lyrical U.S. Value Equity Fund and November 30, 2014 and November 30, 2015 for Lyrical U.S. Hedged Value Fund) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds indentify their major tax jurisdiction as U.S. Federal.

27

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the six months ended May 31, 2016, cost of purchases and proceeds from sales of investment securities, other than short-term investments and short positions, amounted to $535,927,840 and $188,046,704, respectively, for Lyrical U.S. Value Equity Fund and $134,180 and $86,933, respectively, for Lyrical U.S. Hedged Value Fund.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund pay the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.25% and 1.55%, respectively, of average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between each Fund and the Adviser, the Adviser has contractually agreed, until March 31, 2017, to reduce investment advisory fees and reimburse other operating expenses to limit total annual operating expenses of the Funds (exclusive of brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, interest, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of each Fund’s business) to an amount not exceeding the following percentages of average daily net assets attributable to each respective class:

	Institutional Class	Investor Class
Lyrical U.S. Value Equity Fund	1.45%	1.70%
Lyrical U.S. Hedged Value Fund	1.75%	2.00%

Accordingly, during the six months ended May 31, 2016, the Adviser did not collect any of its investment advisory fees from Lyrical U.S. Hedged Value Fund and, in addition, reimbursed other operating expenses of $81,769.

28

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to recoupment by the Adviser for a period of three years after such fees and expenses were incurred, provided the recoupments do not cause total annual operating expenses of the Funds to exceed the foregoing expense limitations. As of May 31, 2016, the Adviser may seek recoupment of investment advisory fee reductions and expense reimbursements no later than the dates as stated below:

	November 30, 2017	November 30, 2018	May 31, 2019	Total
Lyrical U.S. Value Equity Fund	$10,189	$14,881	$—	$25,070
Lyrical U.S. Hedged Value Fund	$59,418	$164,816	$92,045	$316,279

The Principal Executive Officer of the Funds is also an officer of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Funds. Each Fund pays Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including but not limited to postage, supplies and costs of pricing its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus.

Certain Trustees and officers of the Trust are also officers of Ultimus and/or the Distributor.

DISTRIBUTION PLAN

The Funds have adopted plans of distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which permits Investor Class shares of each Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of each Fund’s average daily net assets allocable to Investor Class shares. The Funds have not adopted a plan of distribution with respect to the Institutional Class shares. During the six months ended May 31, 2016, the Investor Class shares of Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund incurred $117,857 and $723, respectively, of distribution fees under the Plan.

29

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives from each Fund a fee of $500 for each Board meeting attended plus reimbursement of travel and other meeting-related expenses. Each Independent Trustee also receives a $500 annual retainer from each Fund. Trustees affiliated with the Adviser or Ultimus are not compensated by the Trust for their services.

PRINCIPAL HOLDERS OF FUND SHARES

As of May 31, 2016, the following shareholders owned of record 5% or more of the outstanding shares of each class of each Fund:

NAME OF RECORD OWNER	% Ownership
Lyrical U.S. Value Equity Fund - Institutional Class
Morgan Stanley Smith Barney LLC (for the benefit of its customers)	39%
Charles Schwab & Company, Inc. (for the benefit of its customers)	18%
Merrill Lynch, Pierce Fenner & Smith (for the benefit of its customers)	6%
Lyrical U.S. Value Equity Fund - Investor Class
Charles Schwab & Company, Inc. (for the benefit of its customers)	86%
Lyrical U.S. Hedged Value Fund - Institutional Class
Lyrical Asset Management LP	61%
Ann S. Riesenberg	24%
George Wellington	13%
Lyrical U.S. Hedged Value Fund - Investor Class
Lyrical Asset Management LP	79%
Oppenheimer & Company, Inc. (for the benefit of its customers)	7%

A beneficial owner of 25% or more of either Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector. As of May 31, 2016, Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund had 28.2% and 30.9%, respectively, of the value of their net assets invested in stocks within the Information Technology sector.

30

LYRICAL FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

31

LYRICAL FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees, class-specific expenses (such as distribution fees) and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (December 1, 2015) and held until the end of the period (May 31, 2016).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

32

LYRICAL FUNDS
ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Net Expense Ratio(a)	Expenses Paid During Period(b)
Lyrical U.S. Value Equity Fund
Institutional Class
Based on Actual Fund Returns	$ 1,000.00	$ 994.00	1.38%	$ 6.88
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,018.10	1.38%	$ 6.96
Investor Class
Based on Actual Fund Returns	$ 1,000.00	$ 992.70	1.70%	$ 8.47
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,016.50	1.70%	$ 8.57
Lyrical U.S. Hedged Value Fund
Institutional Class
Based on Actual Fund Returns	$ 1,000.00	$ 993.10	3.28%	$ 16.34
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,008.60	3.28%	$ 16.47
Investor Class
Based on Actual Fund Returns	$ 1,000.00	$ 991.00	3.53%	$ 17.57
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,007.35	3.53%	$ 17.71

(a)	Annualized, based on the Fund's most recent one-half year expenses.
(b)	Expenses are equal to the Funds' annualized net expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

33

LYRICAL FUNDS
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-884-8099, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-884-8099, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-884-8099. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

34

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RYAN LABS CORE BOND FUND

(RLCBX)

RYAN LABS LONG CREDIT FUND

(RLLCX)

Semi-Annual Report

May 31, 2016

(Unaudited)

RYAN LABS FUNDS LETTER TO SHAREHOLDERS	June 16, 2016

Dear Shareholders,

Following is the Semi-Annual Report to shareholders of Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund for the six month period ended May 31, 2016. On behalf of the investment manager, Ryan Labs Asset Management, Inc., we would like to thank you for your continued investment.

MARKET SUMMARY

The first few months of the year were a tale of two starkly contrasting environments for credit, stocks, and liquidity. From January to mid-February, we saw one of the sharpest sell-offs in the S&P which coincided with plummeting oil prices and markedly wider spreads in both the high yield and the investment grade space. Late February into April we saw a dramatic turn with corporate credit nearly retracing all its widening. Commodity-related sectors including energy, basics, metals and mining posted the strongest performance after being the worst performers in the first month of the year. Year-to-date, U.S. Corporate debt issuance has been approximately $720 billion. Foreign demand for U.S. bonds has been strong due to the European Central Bank’s corporate bond buying program and negative interest rate policy in Japan. On the macroeconomic front, the slow global economy has been on the Federal Reserve’s radar, especially for Europe and China, whose central banks have been more dovish. The “Brexit” issue also remains a concern.

RYAN LABS CORE BOND FUND

INVESTMENT PHILOSOPHY

The investment objective of Ryan Labs Core Bond Fund (the “Core Bond Fund”) is to seek total return (consisting of current income and capital appreciation). The Core Bond Fund seeks this investment objective while providing protection against interest rate risk. We attempt to accomplish this investment objective by investing at least 80% of the Core Bond Fund’s assets in U.S. dollar-denominated, investment-grade debt securities. The portfolio’s sensitivity to interest rate changes is intended to track the market for domestic, investment-grade fixed-income securities. The modified duration of the Core Bond Fund’s investment portfolio at the end of each calendar month will typically be within half a year of the Barclays U.S. Aggregate Bond Index (the “Core Bond Benchmark”). The primary strategies utilized for value-add are sector rotation, issue selection, and yield curve positioning.

PERFORMANCE SUMMARY

For the six months ended May 31, 2016, the Core Bond Fund returned +3.09% compared to the Core Bond Benchmark return of +3.12%, underperforming the Benchmark by 0.03%. The Fund’s portfolio was underweight corporate bonds and overweight securitized products relative to the Benchmark. For the fiscal quarter ended May 31, 2016, the Core Bond Fund returned 2.15% compared to the Core Bond Benchmark return of 1.33%, outperforming by 82bps. Overweighting the securitized sector contributed significantly towards outperformance. The top 5 outperformers included issuers of asset-backed and collateralized mortgage-backed securities.

RYAN LABS LONG CREDIT FUND

INVESTMENT PHILOSOPHY

The investment objective of Ryan Labs Long Credit Fund (the “Long Credit Fund”) is to seek total return (consisting of current income and capital appreciation). The benchmark for this strategy is the Barclays U.S. Long Credit Index (the “Long Credit Benchmark”). We attempt to accomplish this investment objective by investing at least 80% of the Long Credit Fund’s assets in U.S. dollar-denominated investment-grade debt securities. The portfolio’s sensitivity to interest rate changes is intended to track the market for domestic, investment-grade fixed-income securities. The modified duration of the Long Credit Fund’s investment portfolio at the end of each calendar month will typically be within half a year of the Long Credit Benchmark. The primary strategies utilized for value-add are sector rotation, issue selection, and yield curve positioning.

PERFORMANCE SUMMARY

For the six months ended May 31, 2016, the Long Credit Fund’s total return was 8.25% compared to the Long Credit Benchmark return of 8.00%, outperforming the Benchmark by 0.25%. For the fiscal quarter ended May 31, 2016, the Long Credit Fund returned 7.99% compared to the Long Credit Benchmark return of 7.26%, outperforming by 73bps. The portfolio was underweight industrials while being overweight the financials sector. This positioning of the portfolio contributed towards positive excess returns relative to the Long Credit Benchmark. Top performers included Energy Transfer Partners, Enterprise Products Partners, Verizon, Kinder Morgan and Twenty-First Century Fox. Underperformers were Marathon Petroleum, Lincoln National Corp, Apple and Pepsi.

OUTLOOK

Credit spreads tightened substantially from their local wides of mid-February, alongside a recovery in oil prices and the domestic equity market. Since posting their recent tights of the year in late April, investors’ risk appetite has waned and we have seen spreads leaking wider. In the near term, macroeconomic headwinds in the Eurozone with the uncertainty of Brexit combined with weak growth have weighed on domestic credit spreads. Uncertainty in Asia, particularly China’s slowdown, also remains a concern. Fundamentally, credit metrics such as Debt/EBITDA and FCF growth have seen moderate weakness recently. Combined with a forecasted $1.2 trillion in issuance, credit appears range-bound in the near term. While we do not believe a recession is imminent in the very near-term, we remain cautious at this stage of the credit cycle. We are looking to exploit dislocations and relationships in individual names or subsectors to uncover relative value.

Sean McShea
President, Ryan Labs Asset Management

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-866-561-3087.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus, please visit our website at www.ryanlabsfunds.com or call 1-866-561-3087 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolios of the Funds, may be sold at any time and may no longer be held by the Funds. For a complete list of securities held by the Funds as of May 31, 2016, please see the Schedules of Investments sections of the Semi-Annual Report. The opinions of the Funds’ Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Funds and the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

RYAN LABS CORE BOND FUND
PORTFOLIO INFORMATION
May 31, 2016 (Unaudited)

Asset Allocation (% of Net Assets)

Top 10 Holdings

Security Description	% of Net Assets
U.S. Treasury Notes, 1.375%, due 10/31/20	9.2%
U.S. Treasury Notes, 0.750%, due 10/31/17	8.6%
U.S. Treasury Bonds, 3.000%, due 11/15/45	2.8%
Federal National Mortgage Association, Pool #AB5379, 3.500%, due 06/01/42	2.5%
U.S. Treasury Bonds, 4.500%, due 02/15/36	2.4%
Santander Drive Auto Receivables Trust, Series 2014-4, 3.100%, due 11/16/20	2.2%
U.S. Treasury Notes, 1.125%, due 05/31/19	2.1%
U.S. Treasury Notes, 1.500%, due 02/28/23	1.9%
Santander Drive Auto Receivables Trust, Series 2015-3, 3.490%, due 05/17/21	1.8%
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E, 144A, 5.888%(a), due 01/10/45	1.5%

(a)	Variable rate security. The rate shown is the effective interest rate as of May 31, 2016.

RYAN LABS LONG CREDIT FUND
PORTFOLIO INFORMATION
May 31, 2016 (Unaudited)

Asset Allocation (% of Net Assets)

Top 10 Holdings

Security Description	% of Net Assets
AT&T, Inc., 4.500%, due 05/15/35	2.8%
U.S. Treasury Notes, 1.625%, due 02/15/26	2.1%
Verizon Communications, Inc., 4.400%, due 11/01/34	2.0%
GE Capital International Funding Company, 144A, 4.418%, due 11/15/35	2.0%
Apple, Inc., 3.450%, due 02/09/45	1.7%
Comcast Corporation, 4.250%, due 01/15/33	1.7%
Anheuser-Busch InBev SA/NV, 4.900%, due 02/01/46	1.6%
UnitedHealth Group, Inc., 4.750%, due 07/15/45	1.6%
PacifiCorp, 6.350%, due 07/15/38	1.6%
Teachers Insurance & Annuity Association of America, 144A, 4.900%, due 09/15/44	1.5%

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS May 31, 2016 (Unaudited)
U.S. TREASURY OBLIGATIONS — 34.8%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes — 28.1%
U.S. Treasury Notes	0.750%	10/31/17	$6,185,000	$6,179,928
U.S. Treasury Notes	0.625%	04/30/18	60,000	59,724
U.S. Treasury Notes	1.000%	05/31/18	700,000	701,559
U.S. Treasury Notes	1.000%	03/15/19	85,000	85,000
U.S. Treasury Notes	0.875%	04/15/19	135,000	134,467
U.S. Treasury Notes	1.125%	05/31/19	1,530,000	1,534,543
U.S. Treasury Notes	1.000%	11/30/19	250,000	248,906
U.S. Treasury Notes	1.375%	08/31/20	165,000	165,541
U.S. Treasury Notes	1.375%	09/30/20	170,000	170,458
U.S. Treasury Notes	1.375%	10/31/20	6,580,000	6,594,397
U.S. Treasury Notes	1.125%	02/28/21	285,000	282,028
U.S. Treasury Notes	1.250%	03/31/21	355,000	353,072
U.S. Treasury Notes	1.375%	04/30/21	455,000	455,142
U.S. Treasury Notes	2.250%	04/30/21	160,000	166,656
U.S. Treasury Notes	2.125%	09/30/21	360,000	372,502
U.S. Treasury Notes	1.500%	02/28/23	1,340,000	1,328,641
U.S. Treasury Notes	1.625%	02/15/26	405,000	396,979
U.S. Treasury Notes	1.625%	05/15/26	865,000	848,579
				20,078,122
U.S. Treasury Bonds — 6.7%
U.S. Treasury Bonds	4.500%	02/15/36	1,235,000	1,689,682
U.S. Treasury Bonds	4.250%	05/15/39	810,000	1,070,782
U.S. Treasury Bonds	3.000%	11/15/45	1,855,000	1,996,733
U.S. Treasury Bonds	2.500%	02/15/46	45,000	43,747
				4,800,944
Total U.S. Treasury Obligations (Cost $24,670,914)				$24,879,066

MORTGAGE-BACKED SECURITIES — 24.8%	Coupon	Maturity	Par Value	Value
Commercial — 13.0%
Commercial Mortgage Trust, Series 2012-CR4, Class D, 144A (a)	4.572%	10/15/45	$20,000	$19,013
Commercial Mortgage Trust, Series 2013-LC6, Class AM	3.282%	01/10/46	49,000	50,426

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 24.8% (Continued)	Coupon	Maturity	Par Value	Value
Commercial — 13.0% (Continued)
Connecticut Avenue Securities, Series 2016-C01, Class 1M1 (a)	2.396%	08/25/28	$659,591	$664,212
Credit Suisse Mortgage Trust, Series 2013-IVR3, Class A1, 144A	2.500%	05/25/43	476,727	467,322
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class D (a)	3.361%	08/15/48	808,687	566,744
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class D (a)	4.212%	06/15/57	260,000	192,379
Drive Auto Receivables Trust, Series 2016-BA, Class C, 144A (a)	3.190%	07/15/22	540,000	539,344
J.P. Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-C13, Class D, 144A (a)	4.053%	01/15/46	735,000	645,385
J.P. Morgan Chase Commercial Mortgage Securities Corporation, Series 2013-C17, Class C (a)	4.887%	01/15/47	390,000	402,228
J.P. Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-C19, Class C (a)	4.674%	04/15/47	240,000	238,488
J.P. Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-LC9, Class E, 144A (a)	4.417%	12/15/47	711,000	658,668
J.P. Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-C28, Class C (a)	4.239%	10/15/48	195,000	171,713
Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 144A (a)	5.465%	06/15/44	250,000	261,554
Starwood Retail Property Trust, Series 2014-STAR, Class C, 144A (a)	2.932%	11/15/27	45,000	43,993
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class D, 144A (a)	5.043%	05/10/63	230,000	229,856
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class E, 144A (a)	5.888%	01/10/45	1,000,000	1,075,730
Wells Fargo Home Equity Trust, Series 2005-4, Class M1 (a)	0.906%	12/25/35	730,000	701,685
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D, 144A (a)	5.601%	02/15/44	1,000,000	1,049,125
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class D, 144A (a)	4.453%	12/15/45	625,000	577,107
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class D (a)	3.908%	09/15/57	1,000,000	740,494
				9,295,466

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 24.8% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation — 3.9%
Federal Home Loan Mortgage Corporation, Pool #J19087	3.000%	05/01/27	$400,964	$419,432
Federal Home Loan Mortgage Corporation, Pool #G18481	3.000%	09/01/28	293,521	306,714
Federal Home Loan Mortgage Corporation, Pool #A93093	4.500%	07/01/40	132,752	146,437
Federal Home Loan Mortgage Corporation, Pool #A94472	4.000%	10/01/40	216,343	231,277
Federal Home Loan Mortgage Corporation, Pool #Q19470	3.000%	06/01/43	235,778	241,946
Federal Home Loan Mortgage Corporation, Pool #Q20576	3.000%	08/01/43	433,057	443,906
Federal Home Loan Mortgage Corporation, Pool #G08572	3.500%	02/01/44	176,984	185,179
Federal Home Loan Mortgage Corporation, Pool #G08677	4.000%	11/01/45	769,124	821,013
				2,795,904
Federal National Mortgage Association — 7.7%
Federal National Mortgage Association, Series 2015-M7, Class AB2	2.502%	12/25/24	80,000	80,514
Federal National Mortgage Association, Pool #AJ7494	3.000%	12/01/26	275,592	288,202
Federal National Mortgage Association, Pool #AB5490	3.000%	06/01/27	100,613	105,054
Federal National Mortgage Association, Pool #AO7976	3.000%	06/01/27	102,201	106,725
Federal National Mortgage Association, Pool #AB5379	3.500%	06/01/42	1,686,987	1,769,140
Federal National Mortgage Association, Pool #AB6670	3.000%	10/01/42	214,235	220,462
Federal National Mortgage Association, Pool #AB9345	3.000%	05/01/43	441,739	453,349
Federal National Mortgage Association, Pool #AB9350	3.000%	05/01/43	191,910	196,984
Federal National Mortgage Association, Pool #AB9558	3.000%	06/01/43	438,076	449,582
Federal National Mortgage Association, Pool #AE0443	6.500%	06/01/43	30,480	34,905
Federal National Mortgage Association, Pool #AT5860	3.500%	06/01/43	803,397	842,245

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
MORTGAGE-BACKED SECURITIES — 24.8% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association — 7.7% (Continued)
Federal National Mortgage Association, Pool #AL4010	3.500%	07/01/43	$193,966	$204,509
Federal National Mortgage Association, Pool #AS1338	5.000%	12/01/43	266,986	296,241
Federal National Mortgage Association, Pool #AL5625	3.500%	03/01/44	119,013	125,426
Federal National Mortgage Association, Pool #AL5538	4.000%	07/01/44	87,969	94,925
Federal National Mortgage Association, Pool #AS5165	3.000%	06/01/45	225,461	231,679
				5,499,942
Government National Mortgage Association — 0.2%
Government National Mortgage Association, Pool #5175	4.500%	09/20/41	123,393	134,740

Total Mortgage-Backed Securities (Cost $17,825,826)				$17,726,052

ASSET-BACKED SECURITIES — 13.2%	Coupon	Maturity	Par Value	Value
American Credit Acceptance Receivable Trust, Series 2014-4, 144A	4.250%	10/12/20	$1,000,000	$987,089
American Credit Acceptance Receivable Trust, Series 2016-2, 144A (a)	6.090%	05/12/22	365,000	363,463
American Credit Acceptance Receivable Trust, Series 2016-1A	5.550%	06/13/22	520,000	515,416
AmeriCredit Automobile Receivables Trust, Series 2014-2	2.570%	07/08/20	230,000	230,523
AmeriCredit Automobile Receivables Trust, Series 2014-4	3.070%	11/09/20	240,000	242,256
AmeriCredit Automobile Receivables Trust, Series 2015-2	3.000%	06/08/21	570,000	574,748
AmeriCredit Automobile Receivables Trust, Series 2016-1	3.590%	06/08/21	275,000	279,286
Avis Budget Rental Car Funding (AESOP), LLC, Series 2012-3A, 144A	3.040%	03/20/19	50,000	50,332
Capital Auto Receivables Asset Trust, Series 2014-3	3.140%	02/20/20	300,000	301,928

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
ASSET-BACKED SECURITIES — 13.2% (Continued)	Coupon	Maturity	Par Value	Value
Cronos Containers Program Ltd., Series 2013-1A, 144A	3.080%	04/18/28	$27,667	$26,236
MVW Owner Trust, Series 2013-1A, 144A	2.740%	04/22/30	16,440	16,323
Santander Drive Auto Receivables Trust, Series 2014-3	2.650%	08/17/20	240,000	241,612
Santander Drive Auto Receivables Trust, Series 2014-4	3.100%	11/16/20	1,540,000	1,560,424
Santander Drive Auto Receivables Trust, Series 2014-5	3.210%	01/15/21	40,000	40,638
Santander Drive Auto Receivables Trust, Series 2015-1	3.240%	04/15/21	150,000	152,005
Santander Drive Auto Receivables Trust, Series 2015-3	3.490%	05/17/21	1,280,000	1,300,947
Santander Drive Auto Receivables Trust, Series 2015-4	3.530%	08/16/21	460,000	468,643
Santander Drive Auto Receivables Trust, Series 2016-1	4.020%	04/15/22	600,000	614,766
Santander Drive Auto Receivables Trust, Series 2016-2 (a)	3.390%	04/15/22	290,000	291,976
Sierra Receivables Funding Company, LLC, Series 2013-3A, 144A	2.700%	10/20/30	256,057	255,150
Sierra Receivables Funding Company, LLC, Series 2014-2A	2.400%	06/20/31	109,667	108,935
Structured Agency Credit Risk Debt Notes, Series 15-DN1 (a)	2.846%	01/25/25	530,000	536,983
Structured Agency Credit Risk Debt Notes, Series 15-DNA1 (a)	2.296%	10/25/27	115,000	114,749
Structured Agency Credit Risk Debt Notes, Series 2016-DNA2 (a)	2.635%	10/25/28	180,000	180,888
Total Asset-Backed Securities (Cost $9,393,571)				$9,455,316

CORPORATE BONDS — 24.8%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 3.1%
Comcast Corporation	3.600%	03/01/24	$510,000	$547,624
Comcast Corporation	4.250%	01/15/33	100,000	106,994
Home Depot, Inc.	4.250%	04/01/46	360,000	391,552
Kimberly-Clark Corporation	2.750%	02/15/26	360,000	367,002
Lowe's Companies, Inc.	3.700%	04/15/46	315,000	308,718
Newell Brands, Inc.	3.900%	11/01/25	15,000	15,364
Newell Brands, Inc.	5.375%	04/01/36	45,000	50,074

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 24.8% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 3.1% (Continued)
Priceline Group, Inc. (The)	3.600%	06/01/26	$320,000	$320,735
Time Warner, Inc.	2.950%	07/15/26	120,000	117,867
				2,225,930
Consumer Staples — 1.1%
Kraft Heinz Foods Company, 144A	5.200%	07/15/45	370,000	415,904
Sysco Corporation	4.500%	04/01/46	340,000	350,511
				766,415
Energy — 1.4%
Chevron Corporation	1.561%	05/16/19	250,000	250,046
Chevron Corporation	2.954%	05/16/26	340,000	341,619
Kinder Morgan Energy Partners, L.P.	3.500%	09/01/23	385,000	359,586
ONEOK Partners, L.P.	3.375%	10/01/22	15,000	14,272
Sunoco Logistics Partners Operations, L.P.	5.350%	05/15/45	40,000	36,015
Total Capital Canada Ltd.	1.550%	06/28/17	40,000	40,155
				1,041,693
Financials — 11.1%
American International Group, Inc.	3.900%	04/01/26	335,000	339,706
AvalonBay Communities, Inc.	2.950%	05/11/26	195,000	193,885
Bank of America Corporation	1.650%	03/26/18	715,000	715,154
Bank of America Corporation	7.625%	06/01/19	175,000	201,941
Bank of America Corporation	5.875%	01/05/21	135,000	153,836
Bank of America Corporation	3.500%	04/19/26	340,000	345,013
Bear Stearns Companies, LLC	7.250%	02/01/18	320,000	348,819
BNP Paribas	2.400%	12/12/18	230,000	234,045
BNP Paribas, 144A	4.375%	05/12/26	240,000	242,095
Citigroup, Inc.	2.050%	12/07/18	105,000	105,449
Citigroup, Inc.	3.300%	04/27/25	185,000	186,422
Citigroup, Inc.	4.600%	03/09/26	370,000	384,033
General Electric Capital Corporation	6.750%	03/15/32	280,000	387,272
Goldman Sachs Group, Inc.	6.250%	09/01/17	325,000	343,109
Goldman Sachs Group, Inc.	2.625%	01/31/19	300,000	305,137
Goldman Sachs Group, Inc.	2.750%	09/15/20	190,000	192,547
Goldman Sachs Group, Inc.	3.750%	02/25/26	225,000	231,661
Hospitality Properties Trust	4.500%	03/15/25	290,000	282,788
Huntington Bancshares, Inc.	2.600%	08/02/18	115,000	116,363
JPMorgan Chase & Company	2.250%	01/23/20	1,045,000	1,049,360
Markel Corporation	5.000%	04/05/46	75,000	76,936
Morgan Stanley	5.550%	04/27/17	285,000	296,025

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 24.8% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 11.1% (Continued)
Stifel Financial Corporation	3.500%	12/01/20	$445,000	$443,903
UBS Group Funding Ltd., 144A	4.125%	04/15/26	200,000	205,596
Wells Fargo & Company	4.100%	06/03/26	200,000	211,026
Wells Fargo & Company	4.300%	07/22/27	370,000	392,277
				7,984,398
Health Care — 3.6%
Abbvie, Inc.	4.450%	05/14/46	80,000	79,414
Actavis Funding SCS	3.450%	03/15/22	25,000	25,398
Actavis Funding SCS	4.750%	03/15/45	405,000	400,104
Actavis, Inc.	1.875%	10/01/17	630,000	631,038
Amgen, Inc.	2.200%	05/22/19	125,000	126,755
Biogen, Inc.	4.050%	09/15/25	385,000	410,978
Celgene Corporation	3.875%	08/15/25	10,000	10,463
Celgene Corporation	5.000%	08/15/45	185,000	196,632
Johnson & Johnson	3.700%	03/01/46	85,000	89,978
Medtronic, Inc.	2.500%	03/15/20	30,000	30,818
Medtronic, Inc.	3.500%	03/15/25	135,000	143,996
Medtronic, Inc.	4.625%	03/15/45	120,000	134,624
Mylan, Inc.	1.800%	06/24/16	10,000	10,005
Mylan, Inc., 144A (b)	5.250%	06/15/46	90,000	89,986
Stryker Corporation	3.500%	03/15/26	165,000	171,343
Welltower, Inc.	2.250%	03/15/18	25,000	25,159
				2,576,691
Industrials — 0.7%
Fedex Corporation	4.550%	04/01/46	80,000	82,515
Glencore Funding, LLC, 144A	2.500%	01/15/19	64,000	60,480
Lockheed Martin Corporation	3.800%	03/01/45	355,000	346,438
				489,433
Information Technology — 0.5%
Lam Research Corporation	3.450%	06/15/23	80,000	80,591
Motorola Solutions, Inc.	3.750%	05/15/22	270,000	265,104
				345,695
Materials — 0.7%
Ecolab, Inc.	1.450%	12/08/17	125,000	125,038
LyondellBasell Industries N.V.	5.000%	04/15/19	65,000	69,731
Southern Copper Corporation	3.875%	04/23/25	290,000	278,888
				473,657
Telecommunication Services — 1.5%
AT&T, Inc.	4.600%	02/15/21	315,000	342,147
AT&T, Inc.	3.400%	05/15/25	25,000	25,042

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 24.8% (Continued)	Coupon	Maturity	Par Value	Value
Telecommunication Services — 1.5% (Continued)
AT&T, Inc.	4.500%	05/15/35	$385,000	$385,552
Verizon Communications, Inc.	4.500%	09/15/20	15,000	16,460
Verizon Communications, Inc.	6.550%	09/15/43	256,000	335,345
				1,104,546
Utilities — 1.1%
Buckeye Partners, L.P.	6.050%	01/15/18	305,000	321,898
Buckeye Partners, L.P.	2.650%	11/15/18	125,000	125,552
Duke Energy Carolinas, LLC	5.300%	02/15/40	105,000	129,664
Electricite de France S.A., 144A	3.625%	10/13/25	15,000	15,304
Oglethorpe Power Corporation	6.100%	03/15/19	60,000	66,431
PacifiCorp	4.100%	02/01/42	105,000	111,239
				770,088
Total Corporate Bonds (Cost $17,443,562)				$17,778,546

INTERNATIONAL BONDS — 0.2%	Coupon	Maturity	Par Value	Value
United Mexican States (Cost $124,574)	4.000%	10/02/23	$120,000	$125,100

EXCHANGE-TRADED FUNDS — 1.2%	Shares	Value
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $809,786)	7,030	$839,311

RYAN LABS CORE BOND FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 0.9%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.24% (c) (Cost $669,887)	669,887	$669,887

Total Investments at Value — 99.9% (Cost $70,938,120)		$71,473,278

Other Assets in Excess of Liabilities — 0.1%		76,892

Net Assets — 100.0%		$71,550,170

144A -

This is a restricted security that was acquired in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $8,295,055 at May 31, 2016, representing 11.6% of net assets.

(a)	Variable rate security. The rate shown is the effective interest rate as of May 31, 2016.
(b)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $89,986 at May 31, 2016, representing 0.1% of net assets (Note 2).

(c)	The rate shown is the 7-day effective yield as of May 31, 2016.
See accompanying notes to financial statements.

RYAN LABS LONG CREDIT FUND SCHEDULE OF INVESTMENTS May 31, 2016 (Unaudited)
U.S. TREASURY OBLIGATIONS — 5.1%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes — 3.3%
U.S. Treasury Notes	1.625%	02/15/26	$1,140,000	$1,117,422
U.S. Treasury Notes	1.625%	05/15/26	655,000	642,566
				1,759,988
U.S. Treasury Bonds — 1.8%
U.S. Treasury Bonds	3.000%	11/15/45	640,000	688,900
U.S. Treasury Bonds	2.500%	02/15/46	260,000	252,758
				941,658
Total U.S. Treasury Obligations (Cost $2,688,571)				$2,701,646

MUNICIPAL BONDS — 6.5%	Coupon	Maturity	Par Value	Value
Bay Area, CA, Toll Authority Toll Bridge, Revenue	6.263%	04/01/49	$500,000	$738,105
California State, Build America Bonds, General Obligation	7.550%	04/01/39	500,000	772,105
New York City Water & Sewer System, Build America Bonds, Revenue	5.750%	06/15/41	485,000	652,078
Port Authority of New York & New Jersey Bonds, Revenue	4.926%	10/01/51	130,000	156,168
San Diego County, CA, Water Authority Financing Agency, Series B, Revenue	6.138%	05/01/49	430,000	588,769
University of California, Revenue	4.131%	05/15/45	540,000	573,960
Total Municipal Bonds (Cost $3,361,201)				$3,481,185

CORPORATE BONDS — 83.5%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 12.5%
21st Century Fox America, Inc.	4.950%	10/15/45	$720,000	$784,012
Anheuser-Busch InBev SA/NV	4.900%	02/01/46	775,000	865,152
Comcast Corporation	4.250%	01/15/33	850,000	909,452
Hasbro, Inc.	6.350%	03/15/40	300,000	356,283
Home Depot, Inc.	4.250%	04/01/46	540,000	587,327
Johnson (S.C.) & Son, Inc., 144A	4.800%	09/01/40	105,000	117,331
Johnson (S.C.) & Son, Inc., 144A	4.350%	09/30/44	460,000	484,765
Kimberly-Clark Corporation	2.750%	02/15/26	150,000	152,917
Lowe's Companies, Inc.	6.650%	09/15/37	418,000	570,119

RYAN LABS LONG CREDIT FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 83.5% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 12.5% (Continued)
Macy's Retail Holdings, Inc.	6.650%	07/15/24	$255,000	$286,719
Newell Brands, Inc.	5.500%	04/01/46	365,000	417,110
Time Warner, Inc.	7.700%	05/01/32	410,000	547,577
Time Warner, Inc.	6.750%	06/15/39	200,000	227,150
Viacom, Inc.	5.250%	04/01/44	400,000	360,421
				6,666,335
Consumer Staples — 1.7%
PepsiCo, Inc.	4.450%	04/14/46	455,000	500,565
Walgreens Boots Alliance, Inc.	4.650%	06/01/46	60,000	60,820
Wal-Mart Stores, Inc.	4.300%	04/22/44	330,000	363,652
				925,037
Energy — 6.8%
Energy Transfer Partners, L.P.	6.500%	02/01/42	600,000	579,873
Enterprise Products Operating, L.P.	5.100%	02/15/45	525,000	533,800
Exxon Mobil Corporation	4.114%	03/01/46	530,000	562,435
Kinder Morgan Energy Partners, L.P.	6.500%	09/01/39	535,000	521,446
Marathon Petroleum Corporation	5.850%	12/15/45	425,000	398,486
Petroleos Mexicanos	5.500%	06/27/44	380,000	317,376
Shell International Finance B.V.	4.375%	05/11/45	340,000	351,197
Statoil ASA	3.950%	05/15/43	65,000	63,484
Williams Partners, L.P.	4.000%	09/15/25	325,000	280,662
				3,608,759
Financials — 21.3%
Alleghany Corporation	4.900%	09/15/44	525,000	521,237
Citigroup, Inc.	4.450%	09/29/27	525,000	532,679
FMR, LLC, 144A	6.500%	12/14/40	445,000	560,456
GE Capital International Funding Company, 144A	4.418%	11/15/35	960,000	1,044,381
Goldman Sachs Group, Inc.	4.250%	10/21/25	125,000	127,392
Goldman Sachs Group, Inc.	4.750%	10/21/45	710,000	760,722
Health Care REIT, Inc.	4.000%	06/01/25	665,000	680,789
Hospitality Properties Trust	4.650%	03/15/24	630,000	629,046
Host Hotels & Resorts, L.P.	4.000%	06/15/25	500,000	496,942
HSBC Bank USA	5.875%	11/01/34	500,000	596,966
Jefferies Group, LLC	6.500%	01/20/43	295,000	289,290
Lincoln National Corporation	7.000%	06/15/40	480,000	593,560
MetLife, Inc.	4.875%	11/13/43	500,000	542,814
Nationwide Financial Services, Inc., 144A	5.300%	11/18/44	250,000	259,801

RYAN LABS LONG CREDIT FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 83.5% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 21.3% (Continued)
Pacific Lifecorp, 144A	5.125%	01/30/43	$490,000	$510,689
Protective Life Corporation	8.450%	10/15/39	400,000	542,254
Santander Issuances S.A.	5.179%	11/19/25	400,000	397,676
Societe Generale, 144A	4.750%	11/24/25	310,000	312,863
Teachers Insurance & Annuity Association of America, 144A	4.900%	09/15/44	750,000	814,930
Visa, Inc.	4.150%	12/14/35	230,000	250,830
Wells Fargo & Company	4.300%	07/22/27	750,000	795,156
Wells Fargo & Company	3.900%	05/01/45	105,000	106,146
				11,366,619
Health Care — 11.2%
AbbVie, Inc.	4.300%	05/14/36	550,000	545,258
Baxalta, Inc.	4.000%	06/23/25	500,000	500,385
Biogen, Inc.	5.200%	09/15/45	365,000	401,597
Celgene Corporation	5.000%	08/15/45	390,000	414,521
Gilead Sciences, Inc.	4.750%	03/01/46	110,000	117,714
Johnson & Johnson	3.550%	03/01/36	545,000	569,127
Koninklijke Philips N.V.	5.000%	03/15/42	300,000	317,676
Medtronic, Inc.	4.625%	03/15/45	500,000	560,935
Merck & Company, Inc.	3.700%	02/10/45	295,000	296,314
Novartis Capital Corporation	4.000%	11/20/45	480,000	517,484
Roche Holding, Inc., 144A	2.625%	05/15/26	400,000	401,652
Stryker Corporation	4.625%	03/15/46	440,000	474,461
UnitedHealth Group, Inc.	4.750%	07/15/45	750,000	858,696
				5,975,820
Industrials — 3.6%
Burlington Northern Santa Fe, LLC	3.900%	08/01/46	110,000	110,251
Ford Motor Company	4.750%	01/15/43	270,000	276,013
Mosaic Company	5.625%	11/15/43	500,000	527,765
Siemens AG, 144A	4.400%	05/27/45	350,000	383,154
Textron, Inc.	4.000%	03/15/26	125,000	128,144
United Technologies Corporation	4.500%	06/01/42	460,000	503,197
				1,928,524
Information Technology — 6.7%
Apple, Inc.	4.500%	02/23/36	150,000	162,752
Apple, Inc.	3.450%	02/09/45	1,000,000	911,917
HP Enterprise Company, 144A	6.350%	10/15/45	250,000	239,173
International Business Machines Corporation	5.875%	11/29/32	220,000	277,410
Intel Corporation	4.900%	07/29/45	85,000	95,103

RYAN LABS LONG CREDIT FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 83.5% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology — 6.7% (Continued)
Intel Corporation	4.100%	05/19/46	$345,000	$345,984
KLA-Tencor Corporation	5.650%	11/01/34	400,000	424,112
Lam Research Corporation	3.800%	03/15/25	275,000	276,602
Oracle Corporation	6.500%	04/15/38	600,000	814,274
				3,547,327
Materials — 2.6%
BHP Billiton Finance USA Ltd.	5.000%	09/30/43	520,000	552,325
Burlington Resources Finance Company	7.200%	08/15/31	400,000	483,179
Southern Copper Corporation	5.875%	04/23/45	420,000	365,891
				1,401,395
Telecommunication Services — 5.2%
AT&T, Inc.	4.500%	05/15/35	1,500,000	1,502,149
Motorola Solutions, Inc.	5.500%	09/01/44	250,000	217,669
Verizon Communications, Inc.	4.400%	11/01/34	1,050,000	1,064,936
				2,784,754
Utilities — 11.9%
Buckeye Partners, L.P.	5.600%	10/15/44	350,000	310,396
Consolidated Edison Company	4.500%	12/01/45	500,000	553,754
DTE Electric Company	3.700%	06/01/46	440,000	441,234
Duke Energy Progress, Inc.	4.375%	03/30/44	700,000	766,373
Électricité de France S.A., 144A	4.950%	10/13/45	750,000	802,211
Exelon Generation Company, LLC	5.600%	06/15/42	500,000	509,637
Florida Power & Light Company	5.950%	10/01/33	350,000	452,911
PacifiCorp	6.250%	10/15/37	100,000	133,720
PacifiCorp	6.350%	07/15/38	635,000	845,418
Southern California Edison Company	4.650%	10/01/43	160,000	184,136
Southern Company	4.400%	07/01/46	115,000	117,039
Southwestern Public Service Company	4.500%	08/15/41	575,000	640,501
Virginia Electric & Power Company	6.350%	11/30/37	425,000	567,825
				6,325,155
Total Corporate Bonds (Cost $42,738,586)				$44,529,725

RYAN LABS LONG CREDIT FUND SCHEDULE OF INVESTMENTS (Continued)
INTERNATIONAL BONDS — 3.6%	Coupon	Maturity	Par Value	Value
Republic of Colombia	5.000%	06/15/45	$375,000	$347,812
Republic of Peru	6.550%	03/14/37	250,000	314,375
Republic of Turkey	4.250%	04/14/26	500,000	486,250
United Mexican States	4.750%	03/08/44	770,000	764,225
Total International Bonds (Cost $1,811,078)				$1,912,662

MONEY MARKET FUNDS — 0.6%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.24% (a) (Cost $345,011)	345,011	$345,011

Total Investments at Value — 99.3% (Cost $50,944,447)		$52,970,229

Other Assets in Excess of Liabilities — 0.7%		352,915

Net Assets — 100.0%		$53,323,144

144A -

This is a restricted security that was acquired in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $5,931,406 at May 31, 2016, representing 11.1% of net assets.

(a)	The rate shown is the 7-day effective yield as of May 31, 2016.
See accompanying notes to financial statements.

RYAN LABS FUNDS STATEMENTS OF ASSETS AND LIABILITIES May 31, 2016 (Unaudited)
	Ryan Labs Core Bond Fund	Ryan Labs Long Credit Fund
ASSETS
Investments in securities:
At acquisition cost	$70,938,120	$50,944,447
At value (Note 2)	$71,473,278	$52,970,229
Dividends and interest receivable	271,002	514,254
Receivable for securities sold	367,227	316,575
Other assets	9,993	6,412
TOTAL ASSETS	72,121,500	53,807,470

LIABILITIES
Payable for securities purchased	444,102	295,690
Distributions payable	103,226	167,589
Payable to Adviser (Note 4)	2,477	6,582
Payable to administrator (Note 4)	10,690	9,050
Other accrued expenses	10,835	5,415
TOTAL LIABILITIES	571,330	484,326

NET ASSETS	$71,550,170	$53,323,144

NET ASSETS CONSIST OF:
Paid-in capital	$70,400,307	$50,174,013
Accumulated net investment income	485	456
Accumulated net realized gains from security transactions	614,220	1,122,893
Net unrealized appreciation on investments	535,158	2,025,782
NET ASSETS	$71,550,170	$53,323,144

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	7,126,291	5,017,683

Net asset value, offering price and redemption price per share (Note 2)	$10.04	$10.63

See accompanying notes to financial statements.

RYAN LABS FUNDS STATEMENTS OF OPERATIONS For the Six Months Ended May 31, 2016 (Unaudited)
	Ryan Labs Core Bond Fund	Ryan Labs Long Credit Fund
INVESTMENT INCOME
Dividend income	$42,990	$585
Interest	952,405	1,185,549
TOTAL INCOME	995,395	1,186,134

EXPENSES
Investment advisory fees (Note 4)	141,658	127,775
Administration fees (Note 4)	35,497	25,223
Professional fees	16,835	14,210
Fund accounting fees (Note 4)	16,507	13,614
Pricing costs	21,768	6,833
Compliance fees (Note 4)	6,141	6,141
Transfer agent fees (Note 4)	6,000	6,000
Trustees’ fees and expenses (Note 4)	5,629	5,339
Custody and bank service fees	4,498	3,374
Registration and filing fees	3,056	2,580
Printing of shareholder reports	1,995	1,845
Postage and supplies	1,496	1,388
Insurance expense	2,060	—
Other expenses	3,431	1,756
TOTAL EXPENSES	266,571	216,078
Less fee reductions by the Adviser (Note 4)	(124,913)	(88,303)
NET EXPENSES	141,658	127,775

NET INVESTMENT INCOME	853,737	1,058,359

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	670,326	1,122,865
Net change in unrealized appreciation (depreciation) on investments	610,029	1,921,727
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,280,355	3,044,592

NET INCREASE IN NET ASSETS FROM OPERATIONS	$2,134,092	$4,102,951

See accompanying notes to financial statements.

RYAN LABS CORE BOND FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended May 31, 2016 (Unaudited)	Period Ended November 30, 2015 (a)
FROM OPERATIONS
Net investment income	$853,737	$425,356
Net realized gains from investment transactions	670,326	40,150
Net change in unrealized appreciation (depreciation) on investments	610,029	(74,871)
Net increase in net assets from operations	2,134,092	390,635

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(898,285)	(425,350)
From net realized gains from security transactions	(51,229)	—
Decrease in net assets from distributions to shareholders	(949,514)	(425,350)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	72,008,782
Net asset value of shares issued in reinvestment of distributions to shareholders	308,366	283,659
Payments for shares redeemed	(200,000)	(2,000,500)
Net increase from capital share transactions	108,366	70,291,941

TOTAL INCREASE IN NET ASSETS	1,292,944	70,257,226

NET ASSETS
Beginning of period	70,257,226	—
End of period	$71,550,170	$70,257,226

ACCUMULATED NET INVESTMENT INCOME	$485	$24,345

CAPITAL SHARE ACTIVITY
Shares sold	—	7,286,856
Shares reinvested	31,092	28,495
Shares redeemed	(19,901)	(200,251)
Net increase in shares outstanding	11,191	7,115,100
Shares outstanding at beginning of period	7,115,100	—
Shares outstanding at end of period	7,126,291	7,115,100

(a)	Represents the period from the commencement of operations (December 29, 2014) through November 30, 2015.
See accompanying notes to financial statements.

RYAN LABS LONG CREDIT FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended May 31, 2016 (Unaudited)	Period Ended November 30, 2015 (a)
FROM OPERATIONS
Net investment income	$1,058,359	$55,705
Net realized gains from investment transactions	1,122,865	173,530
Net change in unrealized appreciation (depreciation) on investments	1,921,727	104,055
Net increase in net assets from operations	4,102,951	333,290

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,058,107)	(55,501)
From net realized gains from security transactions	(173,502)	—
Decrease in net assets from distributions to shareholders	(1,231,609)	(55,501)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	50,000,500
Net asset value of shares issued in reinvestment of distributions to shareholders	173,512	1
Net increase from capital share transactions	173,512	50,000,501

TOTAL INCREASE IN NET ASSETS	3,044,854	50,278,290

NET ASSETS
Beginning of period	50,278,290	—
End of period	$53,323,144	$50,278,290

ACCUMULATED NET INVESTMENT INCOME	$456	$204

CAPITAL SHARE ACTIVITY
Shares sold	—	5,000,050
Shares reinvested	17,633	0 (b)
Increase in shares outstanding	17,633	5,000,050
Shares outstanding at beginning of period	5,000,050	—
Shares outstanding at end of period	5,017,683	5,000,050

(a)	Represents the period from the commencement of operations (November 13, 2015) through November 30, 2015.
(b)	Rounds to less than 1 share.
See accompanying notes to financial statements.

RYAN LABS CORE BOND FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended May 31, 2016 (Unaudited)		Period Ended November 30, 2015 (a)
Net asset value at beginning of period	$9.87		$10.00

Income (loss) from investment operations:
Net investment income	0.12		0.21
Net realized and unrealized gains (losses) on investments	0.19		(0.13)
Total from investment operations	0.31		0.08

Less distributions from:
Net investment income	(0.13)		(0.21)
Net realized gains from security transactions	(0.01)		—
Total distributions	(0.14)		(0.21)

Net asset value at end of period	$10.04		$9.87

Total return (b)	3.09	%(c)	0.81	%(c)

Net assets at end of period (000’s)	$71,550		$70,257

Ratios/supplementary data:

Ratio of total expenses to average net assets (e)	0.75	%(d)	1.18	%(d)

Ratio of net expenses to average net assets (e) (f)	0.40	%(d)	0.40	%(d)

Ratio of net investment income to average net assets (e) (f) (g)	2.41	%(d)	2.21	%(d)

Portfolio turnover rate	52	%(c)	161	%(c)

(a)	Represents the period from the commencement of operations (December 29, 2014) through November 30, 2015.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratios do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(f)	Ratio was determined after investment advisory fee reductions and/or expense reimbursements. (Note 4).
(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
See accompanying notes to financial statements.

RYAN LABS LONG CREDIT FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended May 31, 2016 (Unaudited)		Period Ended November 30, 2015 (a)
Net asset value at beginning of period	$10.06		$10.00

Income from investment operations:
Net investment income	0.21		0.01
Net realized and unrealized gains on investments	0.60		0.06
Total from investment operations	0.81		0.07

Less distributions from:
Net investment income	(0.21)		(0.01)
Net realized gains from security transactions	(0.03)		—
Total distributions	(0.24)		(0.01)

Net asset value at end of period	$10.63		$10.06

Total return (b)	8.25	%(c)	0.71	%(c)

Net assets at end of period (000’s)	$53,323		$50,278

Ratios/supplementary data:

Ratio of total expenses to average net assets	0.85	%(d)	1.12	%(d)

Ratio of net expenses to average net assets (e)	0.50	%(d)	0.50	%(d)

Ratio of net investment income to average net assets (e)	4.14	%(d)	2.38	%(d)

Portfolio turnover rate	93	%(c)	93	%(c)

(a)	Represents the period from the commencement of operations (November 13, 2015) through November 30, 2015.
(b)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and reimbursed expenses (Note 4).

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after investment advisory fee reductions and/or expense reimbursements. (Note 4).
See accompanying notes to financial statements.

RYAN LABS FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2016 (Unaudited)

1. Organization

Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund (individually, a “Fund,” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund commenced operations on December 29, 2014 and November 13, 2015, respectively.

Each Fund’s investment objective is total return, consisting of current income and capital appreciation.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with Generally Accepted Accounting Principals in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Funds’ fixed income securities are generally valued using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Ryan Labs, Inc. (the “Adviser”), under the general supervision of the Board. Exchange-traded funds (“ETFs”) are valued at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. ETFs are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

RYAN LABS FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Fixed income securities held by the Funds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2016:

Ryan Labs Core Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$24,879,066	$—	$24,879,066
Mortgage-Backed Securities	—	17,726,052	—	17,726,052
Asset-Backed Securities	—	9,455,316	—	9,455,316
Corporate Bonds	—	17,778,546	—	17,778,546
International Bonds	—	125,100	—	125,100
Exchange-Traded Funds	839,311	—	—	839,311
Money Market Funds	669,887	—	—	669,887
Total	$1,509,198	$69,964,080	$—	$71,473,278

Ryan Labs Long Credit Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$2,701,646	$—	$2,701,646
Municipal Bonds	—	3,481,185	—	3,481,185
Corporate Bonds	—	44,529,725	—	44,529,725
International Bonds	—	1,912,662	—	1,912,662
Money Market Funds	345,011	—	—	345,011
Total	$345,011	$52,625,218	$—	$52,970,229

As of May 31, 2016, the Funds did not have any transfers between Levels. In addition, the Funds did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2016. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

RYAN LABS FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The net asset value (“NAV”) per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income – Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method. Dividend income is recorded on the ex-dividend date.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Funds and other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Dividends from net investment income are declared and paid monthly to shareholders. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid by the Funds during the periods ended May 31, 2016 and November 30, 2015 was ordinary income.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

RYAN LABS FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of May 31, 2016:

	Ryan Labs Core Bond Fund	Ryan Labs Long Credit Fund
Tax cost of portfolio investments	$70,975,093	$50,960,324
Gross unrealized appreciation	$886,497	$2,159,998
Gross unrealized depreciation	(388,312)	(150,093)
Net unrealized appreciation on investments	498,185	2,009,905
Accumulated undistributed ordinary income	485	456
Other gains	754,419	1,306,359
Other temporary differences	(103,226)	(167,589)
Accumulated earnings	$1,149,863	$3,149,131

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

For the six months ended May 31, 2016, Ryan Labs Core Bond Fund reclassified $20,688 of accumulated net investment income against accumulated net realized gains from security transactions on the Statements of Assets and Liabilities due to permanent differences in the recognition of capital gains or losses under income tax regulations and GAAP. These differences are due to the tax treatment of paydown adjustments. Such reclassification had no effect on the Fund’s net assets or NAV per share.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for the current tax period and the tax period ended November 30, 2015 and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds indentify their major tax jurisdiction as U.S. Federal.

RYAN LABS FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the six months ended May 31, 2016, cost of purchases and proceeds from sales of investment securities, other than U.S. Government securities and short-term investments, were as follows:

	Ryan Labs Core Bond Fund	Ryan Labs Long Credit Fund
Purchase of investment securities	$23,141,769	$26,445,669
Proceeds from sales of investment securities	$15,940,306	$25,022,055

During the six months ended May 31, 2016, cost of purchases and proceeds from sales of U.S. Government long-term securities were as follows:

	Ryan Labs Core Bond Fund	Ryan Labs Long Credit Fund
Purchase of U.S. Government securities	$15,239,568	$20,440,296
Proceeds from sales of U.S. Government securities	$19,890,690	$21,455,412

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Adviser is a wholly-owned subsidiary of Sun Life Financial, Inc. Each Fund is managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreements, Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund pay the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.40% and 0.50%, respectively, of each Fund’s average daily net assets.

Pursuant to Expense Limitation Agreements (“ELAs”) between each Fund and the Adviser, the Adviser has agreed, until March 31, 2017 for Ryan Labs Core Bond Fund and until March 31, 2018 for Ryan Labs Long Credit Fund to reduce advisory fees and reimburse other expenses in order to limit total annual operating expenses (exclusive of brokerage transaction costs and commissions; taxes; interest; costs related to any securities lending program; transaction charges and interest on borrowed money; acquired fund fees and expenses; distribution and/or shareholder servicing fees, including, without limitation, any amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended; extraordinary expenses such as litigation and merger or reorganization costs; proxy solicitation and liquidation costs; indemnification payments to the Funds’ service providers, including, without limitation, the Adviser; other expenses not incurred in the ordinary course of business; and any other expenses the exclusion of which may from time to time be deemed appropriate as an excludable expense and specifically approved by the Trustees of the Trust) to an amount not exceeding 0.40% and 0.50% of the

RYAN LABS FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

average daily net assets of Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund, respectively. Accordingly, during the six months ended May 31, 2016, the Adviser reduced advisory fees in the amounts of $124,913 and $88,303 for Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund, respectively.

Under the terms of the ELAs, investment advisory fee reductions and expense reimbursements by the Adviser are subject to recoupment by the Adviser for a period of three years after such fees and expenses were incurred, provided the recoupments do not cause total annual operating expenses to exceed 0.40% and 0.50% of the average daily net assets of Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund, respectively. As of May 31, 2016, the Adviser may seek recoupment of investment advisory fee reductions and expense reimbursements no later than the dates as stated below:

	November 30, 2018	May 31, 2019	Total
Ryan Labs Core Bond Fund	$151,891	$124,913	$276,804
Ryan Labs Long Credit Fund	$14,580	$88,303	$102,883

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund administration, fund accounting, compliance and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds’ portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor and are not paid by the Funds for serving in such capacities.

TRUSTEE COMPENSATION

Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives from each Fund a fee of $500 for each Board meeting attended plus reimbursement of travel and other meeting-related expenses. In addition, each Independent Trustee receives from each Fund an annual retainer of $500. Trustees affiliated with the Adviser or Ultimus are not compensated by the Funds for their services.

RYAN LABS FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDERS OF FUND SHARES

As of May 31, 2016, the following shareholders owned of record 5% or more of the outstanding shares of each Fund:

NAME OF RECORD OWNER	% Ownership
Ryan Labs Core Bond Fund
Citibank, N.A. (for the benefit of its customers)	71%
U.S. Bank, N.A. (for the benefit of its customers)	24%
Northern Trust Company (for the benefit of its customers)	5%
Ryan Labs Long Credit Fund
Citibank, N.A. (for the benefit of its customers)	100%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person of that Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

RYAN LABS FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (December 1, 2015) and held until the end of the period (May 31, 2016).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for each Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare each Fund’s ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not each Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

RYAN LABS FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about each Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Net Expense Ratio (a)	Expenses Paid During Period (b)
Ryan Labs Core Bond Fund
Based on Actual Fund Return	$1,000.00	$1,030.90	0.40%	$2.03
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,023.00	0.40%	$2.02

Ryan Labs Long Credit Fund
Based on Actual Fund Return	$1,000.00	$1,082.50	0.50%	$2.60
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,022.50	0.50%	$2.53

(a)	Annualized, based on each Fund’s most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

RYAN LABS FUNDS OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-561-3087, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request on or before August 31, 2016 by calling toll-free 1-866-561-3087, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-561-3087. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Item 2.  Code of Ethics.

Not required

Item 3.  Audit Committee Financial Expert.

Not required

Item 4.  Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations for nominations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing and addressed to the Committee at the registrant’s offices. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act
Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Assistant Secretary

Date	August 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Andrew B. Wellington
Andrew B. Wellington, Principal Executive Officer of Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund

Date	August 9, 2016

By (Signature and Title)*		/s/ Stephen P. Lack
Stephen P. Lack, Principal Executive Officer of Galapagos Partners Select Equity Fund

Date	August 9, 2016

By (Signature and Title)*		/s/ David R. Carson
David R. Carson, Principal Executive Officer of Ryan Labs Core Bond Fund

Date	August 9, 2016

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	August 9, 2016

* Print the name and title of each signing officer under his or her signature.